Registration No. 33-23223

File No. 811-5582

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 44	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 43

Oppenheimer Cash Reserves
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200
(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 28, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OPPENHEIMER
Cash Reserves

Prospectus dated October 28, 2015

NYSE Ticker Symbols
Class A	CRSXX
Class B	CRBXX
Class C	CSCXX
Class R	CSNXX

Oppenheimer Cash Reserves is a money market mutual fund. Its goal is to seek income consistent with stability of principal. The Fund invests in short-term, high-quality "money market" instruments.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

THE FUND SUMMARY
3	Investment Objective
3	Fees and Expenses of the Fund
3	Principal Investment Strategies
3	Principal Risks
5	The Fund's Past Performance
5	Investment Adviser
5	Portfolio Managers
5	Purchase and Sale of Fund Shares
5	Taxes
5	Payments to Broker-Dealers and Other Financial Intermediaries
MORE ABOUT THE FUND
7	About the Fund's Investments
10	How the Fund is Managed
MORE ABOUT YOUR ACCOUNT
12	About Your Account
12	Choosing a Share Class
14	The Price of Fund Shares
15	How to Buy, Sell and Exchange Shares
22	Dividends, Capital Gains and Taxes
24	Financial Highlights
To Summary Prospectus

THE FUND SUMMARY

Investment Objective. The Fund seeks income consistent with stability of principal.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 12 of the prospectus, and in the sections "How to Buy Shares" beginning on page 37 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) on purchases (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	None	5%	1%	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class R
Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.75%	0.50%
Other Expenses	0.26%	0.27%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.93%	1.49%	1.48%	1.23%
Fee Waiver and/or Expense Reimbursement[2]	(0.27)%	(0.82)%	(0.82)%	(0.57)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	0.67%	0.66%	0.66%

1.

Expenses have been restated to reflect current fees.

2.

After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Management Fees" to an annual rate of 0.40% for each class of shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board. The Fund's Distributor has contractually agreed to waive the fees payable under the Distribution and/or Service Plans for each class of shares so that those fees are limited to 0.00% of the average annual net assets for each class of shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$68	$271	$490	$1,123	$68	$271	$490	$1,123
Class B	$569	$693	$940	$1,426	$69	$393	$740	$1,426
Class C	$168	$390	$735	$1,710	$68	$390	$735	$1,710
Class R	$68	$336	$624	$1,447	$68	$336	$624	$1,447

Principal Investment Strategies. The Fund is a money market fund that invests in a variety of money market instruments to seek  income consistent with stability of principal. Money market instruments are short-term, high-quality dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. Money market instruments include domestic and foreign bank obligations, repurchase agreements, floating and variable rate notes, asset-backed securities, guaranteed obligations, commercial paper, and other short-term corporate and governmental debt obligations.
To be considered "high-quality," a debt instrument must be rated in one of the two highest credit-quality categories for short-term securities by a nationally recognized statistical rating service or, if a security is unrated, it must be determined by OppenheimerFunds, Inc., the Fund's sub-adviser, (the "Sub-Adviser"), under the supervision of the Fund's Board, to be of comparable quality to rated securities in one of those two categories. The securities purchased by the Fund are subject to the quality, maturity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and other rules of the Securities and Exchange Commission ("SEC").

Principal Risks.  All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. However, the Fund's investments must meet the special rules under federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund's investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund's portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund's yield will likely be lower than the yield on longer-term fixed-income funds.

Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to

3	Oppenheimer Cash Reserves

underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders—which may be triggered by general market turmoil or an increase in interest rates—could cause the Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Bank Obligations Risk. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Asset-Backed Securities Risk. The Fund can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

Risks of Repurchase Agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. If the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

4	Oppenheimer Cash Reserves

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation, which, when implemented, may affect the Fund's operations and/or return potential.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Who Is the Fund Designed For? The Fund is designed for investors who seek income consistent with stability of principal and to maintain easy access to their investment through checkwriting and wire redemption privileges. The Fund will invest in a variety of money market instruments and try to maintain a stable share price of $1.00. The Fund is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for Class A shares from calendar year to calendar year and by showing the Fund's average annual returns for the periods of time shown in the table. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/CashReserves

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 1.14% (3 Qtr 07) and the lowest return for a calendar quarter was 0.00% (3 & 4 Qtr 09, 1 Qtr 10, 2 Qtr 10, 3 Qtr 10, 4 Qtr 10, 1 Qtr 11, 2 Qtr 11, 3 Qtr 11, 4 Qtr 11, 1 Qtr 12, 2 Qtr 12, 3 Qtr 12, 1 Qtr 13, 2 Qtr 13, 3 Qtr 13, 4 Qtr 13, 1 Qtr 14, 2 Qtr 14, 3 Qtr 14). For the period from January 1, 2015 through September 30, 2015 the cumulative return before sales charges and taxes was 0.01%.

The following table shows the average annual total returns of each class of the Fund's shares before taxes.

Average Annual Total Returns
for the periods ended December 31, 2014	1 Year	5 Years	10 Years
Class A Shares (inception 01/03/89)	0.01%	0.01%	1.36%
Class B Shares (inception 08/17/93)	(4.99)%	(0.39)%	1.25%
Class C Shares (inception 12/01/93)	(0.99)%	0.01%	1.23%
Class R Shares (inception 03/01/01)	(0.99)%	0.01%	1.24%

The Fund's performance reflects income reinvestment and all applicable fees and sales charges.

The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.CALL OPP (225.5677).

Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

Portfolio Managers. Christopher Proctor, CFA, has been a portfolio manager and Vice President of the Fund since May 2010, and Adam Wilde, CFA, has been a portfolio manager and Vice President of the Fund since July 2013.

Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account. The Fund also offers a checkwriting privilege.

Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

Taxes.  The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax and may be subject to state or local taxes, whether taken in cash or reinvested. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually.

5	Oppenheimer Cash Reserves

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6	Oppenheimer Cash Reserves

MORE ABOUT THE FUND

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

The Fund's Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Money Market Instruments. The Fund invests in securities meeting the quality, maturity, diversification and other standards that apply to money market funds under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Money market instruments are high-quality, short-term, dollar-denominated debt instruments. They may have fixed, variable or floating interest rates. All of the Fund's money market investments must meet the requirements of the Investment Company Act. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

The following is a brief description of the types of money market instruments the Fund may invest in.

■

U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government. Securities issued by certain other U.S. government agencies or instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury and some are supported only by the credit of the particular instrumentality.

■

Bank Obligations. The Fund can buy bank obligations including time deposits, certificates of deposit, and bankers' acceptances, including dollar-denominated obligations of foreign banks, U.S. branches of foreign banks or foreign branches of U.S. banks. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank or branch.

■

Obligations of Foreign Banks and Foreign Branches of U.S. Banks. These securities have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect a foreign bank's or branch's ability to pay its debt include:

■

political and economic developments in the country in which the bank or branch is located,

■

imposition of withholding taxes on interest income payable on the securities,

■

seizure or nationalization of foreign deposits,

■

the establishment of exchange control regulations, or

■

the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and branches apply to foreign branches of U.S. banks. Those U.S. and state regulations also generally do not apply to foreign banks.

■

Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Fund may buy commercial paper.

■

Corporate Debt Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

■

Floating Rate and Variable Rate Notes. The Fund can purchase notes with floating or variable interest rates. Variable interest rates are adjustable at stated periodic intervals. Floating interest rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank. If the maturity of a note is greater than 397 days, it may be purchased only if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.

■

Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Fund nor the Sub-Adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, particularly during periods of economic downturn. Certain asset-backed securities are subject to prepayment and extension risks. Asset-backed securities entail certain additional risks, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

■

Guaranteed Obligations. The Fund may invest in obligations other than those listed above if they are guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank.

■

Other Money Market Instruments. The Fund may also buy other money market instruments  if they are U.S. dollar-denominated short-term investments that the Sub-Adviser determines to have minimal credit risks.

Risks of Money Market Instruments. In addition to the risks described elsewhere in this prospectus, money market instruments may be subject to the following risks:

7	Oppenheimer Cash Reserves

■

Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund's investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

■

Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer's securities.

■

Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.

■

Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.

■

Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

■

Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices. An unexpected increase in Fund redemption requests, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices. Similarly, the prices of the Fund's holdings could be adversely affected if an investment account managed similarly to that of the Fund were to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer's securities may decrease as result of a decline in an issuer's credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer's cash outflows. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets.

Following the financial crisis, the Federal Reserve has sought to stabilize the economy by keeping the federal funds rate at or near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as "quantitative easing." As the Federal Reserve tapers its securities purchases pursuant to quantitative easing or raises the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.

In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries

8	Oppenheimer Cash Reserves

to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Risks of Investing in Foreign Securities. The Fund can invest in debt securities issued by foreign governments and issuers, which may be subject to the following risks:

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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund's expense ratio.

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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.

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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company's operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund's investment. The value of the Fund's foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.

Credit Quality, Maturity, Diversification and Liquidity Standards. The Fund's investments must meet the standards prescribed for money market funds under the Investment Company Act.

Credit Quality. In general, the Fund buys only "high-quality" investments that the investment adviser believes present minimal credit risk at the time of purchase. Those investments must be:

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rated in one of the two highest short-term rating categories by two nationally recognized statistical rating organizations, or

■

if only one rating organization has rated the investment, rated in one of that rating organization's two highest rating categories, or

■

unrated investments that the investment adviser, subject to the supervision of the Fund's Board, determines are comparable in quality to instruments rated in the two highest rating categories. The investment adviser may consider certain guarantees, letters of credit or other credit enhancements when making this determination.

Instruments rated in the second highest rating category may not represent more than 3% of the Fund's total assets.

Maturity. A security's maturity must not exceed 397 days (13 months) at the time of purchase, unless if they are subject to repurchase agreements or demand features that permit the Fund to recover the principal amount of the security on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase. The remaining maturity of a security rated in the second highest rating category must not exceed 45 days at the time of purchase. The Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 days and a weighted average life to maturity of portfolio securities of not more than 120 days.

Diversification. The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer in the highest short-term credit rating category or more than one half of one percent of its total assets in the securities of any one issuer in the second highest short-term credit rating category. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

Liquidity. The Fund will seek to maintain at least 10% of its total assets measured on a daily basis, and 30% of its total assets measured on a weekly basis, in cash or securities that can be sold and settled for cash within either one business day or five business days, respectively.

Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund's ability to liquidate the collateral may be delayed or limited.

The Fund will not enter into a repurchase agreement that will cause more than 5% of its total assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements of seven days or less.

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation, which, when implemented, may affect the Fund's operations and/or return potential. In addition, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment objective.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

9	Oppenheimer Cash Reserves

Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

The Fund will not invest more than 5% of its total assets in illiquid or restricted securities. The Sub-Adviser monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not concentrate its investments in issuers in any one industry, except that the Fund may invest without limit in obligations issued by banks. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry, except that money market funds may reserve the right to invest without limit in obligations of banks without being deemed to concentrate their investments. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest. However, such policies and procedures may also limit the Fund's investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in the Manager's, the Sub-Adviser's, or their affiliates' receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Fund or other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates.

Changes To The Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is not a fundamental policy. Investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

Portfolio Holdings. The Fund's portfolio holdings, as of the most recent prior close of the New York Stock Exchange (the "NYSE"), are posted on the Fund's website at www.oppenheimerfunds.com on each business day. Therefore, the Fund's portfolio holdings are made publicly available no later than one business day after the close of trading on the NYSE on each day on which the NYSE is open.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund's investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund's investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at 225 Liberty Street, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the fund grows: 0.500% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, and 0.400% of net assets in excess of $1 billion, calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund's advisory fee for the fiscal year ended July 31, 2015 was 0.47% of average annual net assets, before any applicable waivers.

After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Management Fees" to an annual rate of 0.40% for each class of shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus,

10	Oppenheimer Cash Reserves

unless approved by the Board. The Manager has also voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: (1) cause the Fund to generate a negative daily yield, and (2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. This recapture could negatively affect each share class's future yield. This fee waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders. The Distributor has contractually agreed to waive the fees payable under the Distribution and/or Service Plans for each class of shares so that those fees are limited to 0.00% of the average annual net assets for each class of shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus. The Fund's annual operating expenses may vary in future years.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory arrangements is available in the Fund's Semi-Annual Report to the shareholders for the period ended January 31, 2015.

Portfolio Managers. The Fund's portfolio is managed by Christopher Proctor, CFA, and Adam Wilde, CFA, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Proctor has been a portfolio manager and Vice President of the Fund since May 2010. Mr. Wilde has been a portfolio manager and Vice President of the Fund since July 2013.

     Mr. Proctor has been the Head of the Cash Strategies Team and a Senior Vice President of the Sub-Adviser since July 2013 and a Senior Portfolio Manager of the Sub-Adviser since January 2010.  Mr. Proctor was a Vice President of the Sub-Adviser from August 2008 to July 2013. Prior to joining the Sub-Adviser, Mr. Proctor was a Vice President at Calamos Asset Management from January 2007 through March 2008 and at Scudder-Kemper Investments from 1999 through 2002. Mr. Proctor was a Managing Director and Co-Founder of Elmhurst Capital Management from June 2004 through January 2007 and was a Senior Manager of Research for Etrade Global Asset Management from 2002 through 2004. Mr. Proctor is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

     Mr. Wilde has been a Vice President of the Sub-Adviser since May 2011 and a Portfolio Manager of the Sub-Adviser since July 2013. He served as the head of credit research for the cash strategies team of the Sub-Adviser from 2011 to 2013, and as an Assistant Vice President and senior research analyst of the Sub-Adviser from 2008 to 2011. Mr. Wilde served as an intermediate research analyst of the Sub-Adviser from 2007 to 2008 and served in other analyst roles of the Sub-Adviser since 2002. Mr. Wilde joined the Sub-Adviser in 2001. Mr. Wilde is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

11	Oppenheimer Cash Reserves

MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee-based programs or college and retirement savings programs.

What Classes of Shares Does the Fund Offer? The Fund offers three different classes of shares. Only Class A shares may be purchased directly from the Distributor by an individual investor. Class C and Class R shares are generally available only by exchange or through certain retirement plans. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares. Class B shares are no longer offered for new purchases.
Class A Shares. If you buy Class A shares, there is no initial sales charge on your purchase. See "About Class A Shares" below.
Class B Shares. If you purchased Class B shares, you did not pay a sales charge at the time of purchase, but you pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within six years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares.
     Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. See "About Class B Shares" below.
 Class C Shares. Class C shares are available only by exchange or for purchase by certain retirement sponsors. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in "About Class C Shares" below.
Class R Shares (formerly Class N Shares). Class R shares are offered only to retirement plans and accounts, at net asset value per share without an initial sales charge.  If you buy Class R shares, you will pay an ongoing asset-based sales charge. See "About Class R Shares" below.

Certain sales charge waivers may apply to purchases or redemptions of Fund shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by visiting the OppenheimerFunds website at "www.oppenheimerfunds.com."

What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. Reduced initial minimums are available for other share classes in certain circumstances, including the following:

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Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.

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For wrap fee-based programs, salary reduction plans, and other retirement plans and accounts, there is no minimum initial investment.

There are no subsequent purchase minimums.

Minimum Account Balance. The minimum account balance on Fund accounts is $500. Small accounts may be redeemed by the Fund if the value has fallen below $500.

Choosing a Share Class. Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

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Only Class A shares are available for a direct purchase by an individual investor.

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Class B, Class C and Class R shares are only available by exchange from the same share class of other Oppenheimer funds.

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Class C and Class R shares are only available for purchase by retirement plan administrators or plan sponsors on behalf of plan participants in qualified retirement plans.

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The Fund's operating costs that apply to a share class and the effect of the different sales charges on your investment will affect your investment results over time. For example, the net asset value and the dividends of Class B, Class C, and Class R shares will be reduced by additional expenses borne by those classes such as the asset-based sales charge.

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The Distributor normally will not accept purchase orders of $1 million or more for Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with that limit.

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Checkwriting is not available on accounts subject to a contingent deferred sales charge.

12	Oppenheimer Cash Reserves

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B, Class C, and Class R contingent deferred sales charges and asset-based sales charges have the same purpose: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below), without an initial sales charge. The Fund receives the amount of your investment to invest for your account.

Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of the Fund, those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except as described in an Appendix to the Statement of Additional Information). The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.

The Class A shares of the Fund may be subject to a 1.00% contingent deferred sales charge if:

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you acquired your Class A shares of the Fund by exchanging the Class A shares of another Oppenheimer fund into the Fund; and

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you redeemed your Class A shares of the Fund within the other Oppenheimer fund's 18-month holding period.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions. There is also no contingent deferred sales charge on any group retirement plan shares purchased after March 1, 2007 or certain retirement plans that are offered through banks, broker-dealers, financial advisors, insurance companies or recordkeepers.

About Class B Shares. You can acquire Class B shares by exchanging Class B shares of other Oppenheimer funds.

Prior to the discontinuation of the offering of Class B shares for purchase, Class B shares were sold at net asset value without an initial sales charge. However, if Class B shares purchased prior to their discontinuation are redeemed within a six year "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 begins on the date of the purchase. Class B shares are also subject to an asset-based sales charge described under "Distribution and Service (12b-1) Plans" below. The Class B contingent deferred sales charge and asset based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

Class B shares are no longer offered for new purchases. Dividend and/or capital gains distributions will continue to be made in Class B shares, and exchanges of Class B shares into and from other Oppenheimer funds and certain account transfers will be permitted.

Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

Years Since Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None

In the table, a "year" is a 12-month period.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert.

Class B shares are no longer offered for new purchases, however, current Class B shares will continue to mature and convert to Class A shares according to their established conversion schedule. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

About Class C Shares. Class C shares are sold, without an initial sales charge, only by exchange of Class C shares of other Oppenheimer funds, except that direct purchases are permitted by plan administrators or plan sponsors on behalf of participants in qualified retirement plans. However, if Class C shares are redeemed within a 12-month "holding period," as measured from the beginning of the calendar month

13	Oppenheimer Cash Reserves

in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class C shares are also subject to an asset-based sales charge, described under "Distribution and Service (12b-1) Plans" below. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

About Class R Shares (formerly Class N Shares). Class R shares are offered only to retirement plans and accounts. Class R shares are sold at net asset value per share without an initial sales charge. Class R shares are subject to an asset-based sales charge that is described under "Distribution and Service (12b-1) Plans" below. Shareholders who purchased Class R shares prior to July 1, 2014 may be subject to a CDSC on shares that are redeemed within 18 months of initial purchase. See "Distribution and Service (12b-1) Plans" in this prospectus for more information. See "Class R Share Availability" in the Statement of Additional Information for eligibility requirements.

Effective July 1, 2014, Class N shares of Oppenheimer funds were renamed Class R shares.

The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

The net asset value for a class of shares is determined by dividing the value of the net assets of the class by the number of outstanding shares of that class. Under a policy adopted by the Fund's Board, the Fund uses the amortized cost method to value its securities to determine net asset value, subject to the Board's review. A security's valuation may differ depending on the method used for determining value.

Fair Value Pricing. If an event occurs that the Sub-Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value. Fair value determinations by the Sub-Adviser are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Foreign Securities. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will usually be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Sales Charge Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

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any increase in net asset value over the initial purchase price,

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shares purchased by the reinvestment of dividends or capital gains distributions, or

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shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

■

shares acquired by the reinvestment of dividends or capital gains distributions,

■

other shares that are not subject to the contingent deferred sales charge, and

■

shares held the longest during the holding period.

You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Oppenheimer fund you exchange into will apply to the acquired shares, except in the case of Class R shares of an Oppenheimer fund purchased prior to July 1, 2014 that are subject to a contingent deferred sales charge, in which case the contingent deferred sales charge applicable to the shares of the Oppenheimer fund you exchange from will continue to apply.

Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

■

Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.

■

Exchanges of Shares. There is no sales charge on exchanges of shares, except for exchanges of Class A shares of the Fund or Oppenheimer Money Market Fund, on which you have not paid a sales charge.

■

Reinvestment Privilege. There is no sales charge on investing the proceeds from redemptions of Class A or Class B shares that occurred within the previous three months if you paid an initial or contingent deferred sales charge on the redeemed shares.  This reinvestment

14	Oppenheimer Cash Reserves

privilege does not apply to reinvestment purchases made through automatic investment options.  You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial advisor that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

How to Buy, Sell and Exchange Shares

Buying Shares. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in or if the selected Oppenheimer fund or share class is no longer offered, your investments will be made in Class A shares of Oppenheimer Money Market Fund. This policy does not apply to purchases by or for certain retirement plans or accounts. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day with a guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 p.m. on the next regular business day. The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 p.m.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." to the address on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares and Class A shares are your only purchase option. Other share classes may not be purchased by a new investor directly from the Distributor without the investor designating another regular broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. Your shares will be redeemed at the next net asset value calculated after your order is received by the Transfer Agent or your authorized financial intermediary, in proper form, less any applicable sales charge or other fees. To be in proper form, your redemption order must comply with the procedures described below. The Fund lets you redeem your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, by telephone or on the internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

Redemption Price. The redemption price for shares will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares are redeemed at their applicable net asset value per share. The redemption price of your shares may be more or less than their original cost.

Payment Delays. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as 5 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

15	Oppenheimer Cash Reserves

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

■

Shares of the fund selected for exchange must be available for sale in your state of residence.

■

The selected fund must offer the exchange privilege.

■

You must meet the minimum purchase requirements for the selected fund.

■

Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.

■

Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

Frequent Purchase, Redemption and Exchange Limitations

The Board has adopted a policy to discourage and seek to limit or eliminate frequent purchase, redemption or exchanges of shares of the Fund by shareholders or authorized broker-dealer representatives of shareholders, in order to prevent the negative impacts, if any, that this activity may impose on other shareholders of the Fund. Negative impacts may include, without limitation, interference with portfolio management, increased taxes on portfolio securities, diminishment of Fund performance due to the need to sell portfolio securities at less favorable prices, increases in portfolio and administrative transaction costs resulting from large volumes of frequent purchase, redemption or exchange activity, and the possible dilution of Fund yields as a result of such activity. In addition, a Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund's portfolio securities and the determination of the Fund's net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in "Fair Value Pricing" in this Prospectus.

There is no guarantee that this policy will be sufficient to identify and prevent all frequent purchases, redemptions or exchanges that may have negative impacts to a Fund. In addition, the implementation of the Funds' policy involves judgments that are inherently subjective and involve some selectivity in their application. The Fund, however, seeks to make judgments that are consistent with the interests of the Fund's shareholders. No matter how the Fund defines frequent purchases, redemptions or exchanges, other purchases and sales of Fund shares may have adverse effects on the management of a Fund's portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying certain frequent trading and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify violations of the policy or to reduce or eliminate all detrimental effects of frequent purchases, redemptions or exchanges.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Right to Refuse Any Purchase and/or Exchange Orders. The Fund may refuse, or cancel as permitted by law, any purchase or exchange order in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order. If a shareholder has engaged in purchases and redemptions of shares that would have been prohibited had the activity been attempted as an exchange, that shareholder may be prohibited from purchasing new Fund shares unless the Fund determines that such activity is not frequent trading activity.

Right to Terminate or Suspend Account Privileges. The Fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the Fund's policy to detect and deter frequent purchases, redemptions and exchanges, the Fund may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Fund may send

16	Oppenheimer Cash Reserves

a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the Fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Fund determines, in the exercise of its discretion, has engaged in such trading activity.

Omnibus Accounts. Underlying shareholder or account data, including individual transactions, in "omnibus" or "street name" accounts ("omnibus accounts") in the name of a broker-dealer or other financial intermediaries are often not disclosed to a Fund, which may make it difficult for a Fund to monitor for frequent trading activity. Financial intermediaries holding omnibus accounts where underlying shareholder or account data is not disclosed to a Fund will, generally, enter into written agreements which require the financial intermediaries to provide such data at the Fund's request. Overall purchase and redemption activity in omnibus accounts will be monitored to identify patterns which may suggest frequent trading by the underlying owners. Financial intermediaries will be required to apply the Fund's policy in addition to their own frequent trading controls. For financial intermediaries, the Fund will request individual account or transaction information, and based on the information and data it receives, will apply its policy to review transactions that may constitute frequent purchase or exchange activity. The Fund may prohibit, in its sole discretion, purchases or exchanges of Fund shares by a financial intermediary or by some or all of its clients.

30-Day Exchange Limit. In addition to the discretionary ability to limit or reject any order to purchase or exchange shares of a Fund at any time, if a shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days.

Exceptions to 30-Day Exchange Limit

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Exchanges Into Money Market Funds. A shareholder will be permitted to exchange shares of the Fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the Fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Fund may limit or refuse any exchange order from a money market fund in its discretion pursuant to this policy.

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Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.

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Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.

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Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day exchange limit as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.

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Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.

Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

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Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.

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Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.

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Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.

17	Oppenheimer Cash Reserves

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Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.

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Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.

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Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.

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Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

The Transfer Agent maintains physical, electronic and procedural safeguards that are reasonably designed to protect your personal account information. You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others. We advise you not to send personal or account information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

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The Fund's name;

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For existing accounts, the Fund account number (from your account statement);

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For new accounts, a completed account application;

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For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;

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For redemptions, any special payment instructions;

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For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;

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For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);

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For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;

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For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and

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Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

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You wish to redeem more than $100,000 and receive a check;

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The redemption check is not payable to all shareholders listed on the account statement;

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The redemption check is not sent to the address of record on your account statement;

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Shares are being transferred to a Fund account with a different owner or name; or

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Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

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a U.S. bank, trust company, credit union or savings association,

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a foreign bank that has a U.S. correspondent bank,

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a U.S. registered dealer or broker in securities, municipal securities or government securities, or

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a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has an agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

18	Oppenheimer Cash Reserves

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

Checkwriting. To write checks against your Fund account, you may request that privilege on your account application. To establish checkwriting privileges for an existing account, contact the Transfer Agent for signature cards. The signature cards must be signed (with a signature guarantee) by all owners on the account and returned to the Transfer Agent. Shareholders with joint accounts may choose to have checks paid with only one owner's signature. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund with the same registration, simply call the Transfer Agent (at the number on the back cover) to request checkwriting for this Fund. Checks will be sent to you when all of the required information is received.

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Checks may be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or by the Fund's custodian bank.

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Checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including checks that indicate a $100 minimum.

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Checks cannot be paid if they are written for more than your account value. Remember, your account may fluctuate in value and you should not write a check close to the total account value.

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If your Fund account number has changed, don't use your existing checks. New checks will be sent to you.

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You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 5 business days.

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Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

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Checkwriting privileges are not available for shares that are held in a retirement account.

Options for Receiving Redemption Proceeds:

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By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.

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By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.

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By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Investment Plans and Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

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transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.

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have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.

Class B shares are no longer offered for new purchases. Any Class B share purchases for existing accounts will be made in Class A shares of Oppenheimer Money Market Fund.

The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

19	Oppenheimer Cash Reserves

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to share classes offered to individual retirement plans and other account types, generally do not apply to shares offered through a group omnibus retirement plan. Purchase, redemption, exchange and transfer requests for a group omnibus retirement plan must generally be submitted by the plan administrator, not by plan participants. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes and plan types. The types of retirement plans that the Distributor offers include:

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Individual Retirement Accounts (IRAs). These include traditional IRAs, Roth IRAs and rollover IRAs.

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SIMPLE IRAs. These are Savings Incentive Match Plan for Employees IRAs for small business owners or self-employed individuals.

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SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

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403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

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"Single K" Plans. These are 401(k) plans for self-employed individuals.

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Qualified Plans. These plans are designed for businesses and self-employed individuals.

Class B shares are no longer offered for any new purchases. Any investments for existing Class B share retirement accounts received will be made in Class A shares of Oppenheimer Money Market Fund.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

You may also choose to receive your account documents electronically via eDocs Direct. In order to sign up for eDocs Direct, you need to register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Service Plan for Class A Shares. The Fund has adopted a service plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. The Fund makes these payments quarterly, calculated at an annual rate of up to 0.20% of the Class A shares daily net assets. Beginning July 1, 2009, the Distributor has agreed to waive the fees payable under the Service Plan for Class A shares so that those fees are limited to 0.00% of the average annual net assets for Class A. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus. When applicable, the Distributor uses the fees to pay dealers, brokers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class R shares to pay the Distributor for its costs and services in distributing those shares and in maintaining accounts and providing shareholder services. Under the plans, the Fund generally pays the Distributor an asset based sales charge calculated at an annual rate of 0.75% of the daily net assets of Class B and Class C shares and 0.25% of the daily net assets of Class R shares. The Distributor is entitled to receive a service fee of 0.25% per year under the Class B and Class C plans, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. The Distributor is entitled to receive a service fee of 0.25% per year under the Class R plan. Beginning July 1, 2009, the Distributor has agreed to waive the fees payable under the Distribution and Service Plans for Class B, Class C and Class R so that those fees are limited to 0.00% of the average annual net assets for each share class. These fee waivers may not be amended or withdrawn for one year from the date of this prospectus.

If the Class B and Class C asset-based sales charge and service fee were assessed at the maximum permitted rates, they would increase Class B and Class C annual expenses by 1.00% and would increase the Class R annual expenses by 0.50% calculated on the daily net assets of the class. Because these fees are paid out of the Fund's assets on an on going basis, if they were charged then over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

If the service fees were currently charged, the Distributor would use them to compensate dealers for maintaining accounts and providing personal services to Class B, Class C, and Class R shareholders. In that case, the Distributor would normally pay dealers the 0.25% Class R service fees in advance for the first year after shares were purchased and then pay that fee periodically.

Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. No sales concessions will be paid on those purchases, however a concession may be paid if the acquired Oppenheimer Money Market Fund shares are exchanged for shares of another Oppenheimer fund.

Class B Shares: Prior to discontinuing the offering of Class B shares for purchase, at the time of a Class B share purchase, the Distributor generally paid dealers a sales concession of 1.00% of the purchase price from its own resources. The Distributor normally retained the Class B asset based sales charge.

Class C Shares: At the time of a Class C share purchase, the Distributor generally pays dealers a sales concession of 0.25% of the purchase price from its own resources. The Distributor normally retains the asset based sales charge on Class C share purchases during the first year

20	Oppenheimer Cash Reserves

and then pays that fee to the dealer as an ongoing concession. For Class C shares purchases in certain omnibus group retirement plans, the Distributor would normally pay the dealer the asset based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor would normally pay the service fees it receives on those shares to the dealer for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

Class R Shares (formerly Class N Shares): Prior to July 1, 2014, at the time of a Class R share purchase, the Distributor generally paid financial intermediaries a sales concession of 0.50% of the purchase price from its own resources. The Distributor then retained the asset-based sales charge on Class R shares on an ongoing basis. For those Class R share accounts where the Distributor paid a financial intermediary a sales concession at the time of purchase, shareholders were subject to a contingent deferred sales charge of 1.00% if the shares were redeemed within 18 months.

Effective July 1, 2014, Class R shares no longer impose a contingent deferred sales charge on new purchases (the contingent deferred sales charge will remain in effect for purchases prior to July 1, 2014) and the Distributor will no longer make concession payments at the time of purchase. For all Class R shares purchased on or after July 1, 2014, absent any applicable waivers, the plan authorizes the Distributor to pay intermediaries a 0.25% service fee and a 0.25% asset based sales charge on an ongoing basis.

Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and/or the Distributor, Transfer Agent and/or Sub-Transfer Agent, at their discretion, may also make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services- distribution, promotional and marketing support, shareholder servicing, operational and recordkeeping, sub-accounting, networking or administrative services.

Those payments for distribution or promotional and marketing support are made out of the Sub-Adviser's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Fund. Those payments, which may be substantial, are paid to many financial intermediaries having business relationships with the Sub-Adviser, and/or the Distributor, and are in addition to any payments made pursuant to an applicable 12b-1 plan and are separate from any commissions the Distributor pays to these firms out of the sales charges paid by investors or transfer agency fees paid by the Fund to the Transfer Agent.

Payments made by the Sub-Adviser, and/or the Distributor, the Transfer Agent and Sub-Transfer Agent from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include broker-dealers and other financial intermediaries that offer and sell Fund shares to their clients, provide shareholder services to the Fund, provide promotional and marketing services and/or operational and recordkeeping, networking or sub-accounting services to the Sub-Adviser, Distributor, the Transfer Agent and Sub-Transfer Agent, and receive compensation for those activities. The financial intermediaries that may receive payments include broker-dealers, financial advisors, registered investment advisers, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators and other financial intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses and asset retention items, paid by the Sub-Adviser or the Distributor, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the financial intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the financial intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser or Distributor does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the financial intermediary or overall asset levels of Oppenheimer funds held for or by clients of the financial intermediary, the willingness of the financial intermediary to allow the Distributor to provide educational and training support for the financial intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the financial intermediary's sales system, as well as the overall quality of the services provided by the financial intermediary and the Sub-Adviser or Distributor's relationship with the financial intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. Financial intermediaries that may receive these fees for providing services may include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, broker-dealers, and insurance companies that offer variable annuity or variable life

21	Oppenheimer Cash Reserves

insurance products, and other financial intermediaries. These fees may be used by the financial intermediary to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and operational and recordkeeping, networking and sub-accounting payments made by the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent. Your broker-dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent, or any other fees or expenses it charges.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Newly-purchased shares normally will begin to accrue dividends starting on the business day after the Fund receives Federal Funds for your purchase payment.

The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions are paid separately for each share class. The dividend distributions paid on Class A shares will generally be higher than those on Class B, Class C and Class R shares, since those share classes normally have higher expenses than Class A shares.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

■

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

■

Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.

■

Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.

■

Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or in additional shares, are subject to federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gain are taxable as long-term capital gains no matter how long you have held your shares.  The maximum rate for individuals and certain other non-corporate taxpayers, applicable to long-term capital gains, is either 15% or 20%, depending on whether income exceeds certain threshold amounts.

Certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders will be eligible to claim the dividends-received deduction.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.

If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty.  For taxable years of the Fund beginning before 2015, certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2018, to certain shareholders that fail to meet prescribed information reporting or certification requirements.

22	Oppenheimer Cash Reserves

By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Avoid "Buying a Distribution." The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. However, if you buy shares just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.

Taxes on Transactions. Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

This information is only a summary of certain federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

23	Oppenheimer Cash Reserves

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm. KPMG LLP's report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

24	Oppenheimer Cash Reserves

FINANCIAL HIGHLIGHTS

Class A	Year Ended July 31, 2015		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2012		Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net realized gain	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Total from investment operations	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Distributions from net realized gain	0.00	[3]	0.00		0.00		0.00		0.00
Total dividends and/or distributions to shareholders	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]	0.01%		0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$454,790		$461,755		$531,841		$482,808		$523,433
Average net assets (in thousands)	$453,036		$515,076		$486,609		$523,787		$527,858
Ratios to average net assets:[5]
Net investment income	0.01%		0.01%		0.01%		0.01%		0.01%
Total expenses	0.93%		0.91%		0.93%		0.95%		0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%		0.20%		0.26%		0.31%		0.32%

1.	July 29, 2011 represents the last business day of the Fund's reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.	Annualized for periods less than one full year.

25	Oppenheimer Cash Reserves

FINANCIAL HIGHLIGHTS

Class B	Year Ended July 31, 2015		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2012		Year Ended July 29, 2011 [1]
Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net realized gain	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Total from investment operations	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Distributions from net realized gain	0.00	[3]	0.00		0.00		0.00		0.00
Total dividends and/or distributions to shareholders	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]	0.01%		0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,166		$23,173		$41,339		$58,386		$80,462
Average net assets (in thousands)	$17,938		$33,363		$49,113		$72,461		$100,156
Ratios to average net assets:[5]
Net investment income	0.01%		0.01%		0.01%		0.01%		0.01%
Total expenses	1.49%		1.52%		1.58%		1.59%		1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%		0.20%		0.26%		0.30%		0.32%

1.	July 29, 2011 represents the last business day of the Fund's reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.	Annualized for periods less than one full year.

26	Oppenheimer Cash Reserves

FINANCIAL HIGHLIGHTS

Class C	Year Ended July 31, 2015		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2012		Year Ended July 29, 2011 [1]
Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net realized gain	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Total from investment operations	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Distributions from net realized gain	0.00	[3]	0.00		0.00		0.00		0.00
Total dividends and/or distributions to shareholders	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]	0.01%		0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$233,185		$238,736		$291,800		$271,426		$306,361
Average net assets (in thousands)	$238,275		$275,153		$270,305		$310,183		$295,586
Ratios to average net assets:[5]
Net investment income	0.01%		0.01%		0.01%		0.01%		0.01%
Total expenses	1.49%		1.46%		1.50%		1.51%		1.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%		0.20%		0.25%		0.30%		0.32%

1.	July 29, 2011 represents the last business day of the Fund's reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.	Annualized for periods less than one full year.

27	Oppenheimer Cash Reserves

FINANCIAL HIGHLIGHTS

Class R	Year Ended July 31, 2015		Year Ended July 31, 2014		Year Ended July 31, 2013		Year Ended July 31, 2012		Year Ended July 29, 2011 [1]
Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net realized gain	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Total from investment operations	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Distributions from net realized gain	0.00	[3]	0.00		0.00		0.00		0.00
Total dividends and/or distributions to shareholders	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return[4]	0.01%		0.01%		0.01%		0.01%		0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144,114		$166,802		$204,860		$211,506		$253,533
Average net assets (in thousands)	$154,777		$186,116		$207,673		$233,950		$244,223
Ratios to average net assets:[5]
Net investment income	0.01%		0.01%		0.01%		0.01%		0.01%
Total expenses	1.23%		1.23%		1.28%		1.27%		1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.21%		0.20%		0.25%		0.30%		0.32%

1.	July 29, 2011 represents the last business day of the Fund's reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.	Annualized for periods less than one full year.

28	Oppenheimer Cash Reserves

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated July 31, 2015, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-5582 SP0760.001.1015

Oppenheimer
Cash Reserves

October 28, 2015

Statement of Additional Information

This document contains additional information about Oppenheimer Cash Reserves (the "Fund") and supplements information in the Prospectus dated October 28, 2015.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

NYSE Ticker Symbols
Class A	CRSXX
Class B	CRBXX
Class C	CSCXX
Class R	CSNXX
Oppenheimer Cash Reserves 6803 South Tucson Way, Centennial, Colorado 80112-3924 1.800.CALL OPP (255.5677)

Contents

About the Fund
1	Additional Information About the Fund's Investment Policies and Risks
1	The Fund's Main Investment Policies
9	Other Investments and Investment Strategies
11	Investment Restrictions
12	Disclosure of Portfolio Holdings
14	How the Fund is Managed
15	Board of Trustees and Oversight Committees
16	Trustees and Officers of the Fund
24	The Manager and the Sub-Adviser
28	Brokerage Policies of the Fund
28	Distribution and Service Arrangements
30	Payments to Financial Intermediaries
About Your Account
36	About Your Account
37	How to Buy Shares
39	How to Sell Shares
41	How to Exchange Shares
42	Distributions and Taxes
47	Additional Information About the Fund
Appendix A: Special Sales Charge Arrangements and Waivers
49	Appendix A
Appendix B: Ratings Definitions
52	Appendix B
Financial Statements
62	Financial Statements
To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks

OFI Global Asset Management, Inc. ("OFI Global"), the Fund's investment adviser, has retained OppenheimerFunds, Inc. (the "Sub-Adviser") to choose the Fund's investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund's portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information ("SAI"), references to the "Manager" mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified. Prior to January 1, 2013, all references in this SAI to the "Sub-Adviser" refer to OppenheimerFunds, Inc. in its capacity as the Manager.

The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The Fund's Main Investment Policies

The Fund's Investment Policies. The Fund's objective is to seek income consistent with stability of principal. The Fund will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

Money Market Instruments. The Fund can invest in a variety of money market instruments to seek its objective. In general, money market instruments may be subject to the risks described below:

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Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

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Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. In making investments in debt securities, the investment adviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they may be assigned a rating by the investment adviser in categories similar to those of a rating organization. The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the investment adviser's evaluation of investment opportunities available within the debt securities markets.

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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.

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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.

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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than

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expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices. An unexpected increase in Fund redemption requests, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices. Similarly, the prices of the Fund's holdings could be adversely affected if an investment account managed similarly to that of the Fund were to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer's securities may decrease as result of a decline in an issuer's credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer's cash outflows. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).

Following the financial crisis, the Federal Reserve has sought to stabilize the economy by keeping the federal funds rate at or near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as "quantitative easing." As the Federal Reserve tapers its securities purchases pursuant to quantitative easing or raises the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.

In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Portfolio Quality, Maturity, Diversification, and Liquidity. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Investment Company Act") the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Sub-Adviser, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

An "Eligible Security" is one that has a remaining maturity of 397 calendar days or less and has been rated in one of the two highest short-term rating categories by any two "nationally recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this SAI. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Sub-Adviser, subject to review by the Fund's Board, to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

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Under Rule 2a-7, the Fund may invest only up to 3% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than:

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5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities); provided, however, that the Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the acquisition thereof; provided, further, that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time; or

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One half of 1% of its total assets in Second Tier Securities of any one issuer.

Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 days, and the maturity of any single portfolio investment may not exceed 397 days. In addition, the Fund may not acquire a Second-Tier Security with remaining maturity greater than 45 days. The Board regularly reviews reports from the Sub-Adviser to show the Sub-Adviser's compliance with the Fund's procedures and with the Rule.

If a security's credit rating is downgraded, the Sub-Adviser and/or the Board may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Sub-Adviser will promptly reassess whether the security continues to present minimal credit risk. If the Sub-Adviser becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Board shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

If the Fund disposes of the security within five days of the Sub-Adviser learning of the downgrade, the Sub-Adviser will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

The Rating Organizations must be designated as nationally recognized statistical rating organizations by the Securities and Exchange Commission ("SEC"). Appendix A to this SAI contains descriptions of the rating categories of certain of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

The Fund will seek to maintain at least 10% of its assets measured on a daily basis, and 30% of its total assets measured on a weekly basis, in cash or securities that can be sold and settled for cash within either one business day or five business days, respectively.

Time Deposits and Other Bank Obligations. The types of "banks" whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Fund may also buy securities of "foreign banks" that are payable in U.S. dollars and are:

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foreign branches of U.S. banks (which may be issuers of "Eurodollar" money market instruments),

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U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or

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foreign branches of foreign banks.

The Fund may invest in fixed time deposits. These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. They may or may not be subject to withdrawal penalties. However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than seven days) are subject to the Fund's investment limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus and this SAI.

Investment in "foreign banks" as defined above may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks,

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Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage Association ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-through securities are guaranteed by the full faith and credit of the United States. These mortgage-backed securities include "pass-through" securities and "participation certificates." Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are "passed through" to the holders of the interests in the pool. Another type of mortgage-backed security is the "collateralized mortgage obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the 3-month London Interbank Offered Rate ("LIBOR"), the federal funds rate, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding 397 days. These notes may or may not be backed by bank letters of credit.

Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the Sub-Adviser determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The Sub-Adviser, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose vehicles and are backed by the loans, receivables or other assets that make up the pool. The income from the pool is passed through to the investor in the asset-backed security. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool and may also be subject to prepayment and extension risks. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, a holder could suffer losses on its investment or delays in receiving payment.

The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of the underlying loans by the individual borrowers. A purchaser of an asset-backed security would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans may be subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-related securities.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date.

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The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the investment adviser from time to time.

The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The investment adviser will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the investment adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

The Fund will not enter into a repurchase agreement that causes more than 5% of its total assets to be subject to repurchase agreements having a maturity beyond seven days.

Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of banks and savings and loan associations up to $250,000 per investor. Within the limits set forth in the Prospectus, the Fund may purchase bank obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $250,000 per bank. If the principal amount and accrued interest together exceed $250,000, then the accrued interest in excess of that $250,000 will not be insured.

Senior Loans and Other Loans. Among other debt securities described elsewhere in this SAI, the Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as "adjustable rate loans") that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as "Senior Loans" in this SAI. Loans typically are arranged through private negotiations between a borrower and one or more financial institutions ("Lenders"). Usually the Lenders are represented by an agent ("Agent"), which usually is one of the Lenders. The borrowers may use the proceeds of loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings, or for other purposes.
Agents typically are commercial or investment banks that originate loans and invite other parties to join the lending syndicate. In larger transactions, it is common to have several Agents. However, only one Agent usually has primary responsibility for documentation and administration of the loan. Agents are normally paid fees by the borrower for their services. While the Fund can serve as the Agent or co-agent for a loan, the Fund currently does not intend to act as an Agent or co-Agent. Agents, acting on behalf of the Lenders, generally are primarily responsible for negotiating the loan agreement, which establishes the terms and conditions of the loan and the rights of the borrower and the Lenders. The Fund will rely on Agents to collect payments of principal and interest on a loan. The Fund also will rely in part on Agents to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the Lender from whom the Fund has purchased a participation) of any adverse change in the borrower's financial condition.
Loans may be secured or unsecured. Where a loan is secured, Agents usually monitor the adequacy of assets that collateralize loans. In reliance upon the opinions of their legal counsel, Agents generally are also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing loans, if any.
Financial difficulties of Agents can pose a risk to the Fund. If an Agent for a particular loan becomes insolvent, the Fund could incur losses in connection with its investment in that loan. An Agent could declare bankruptcy, and a regulatory authority could appoint a receiver or conservator. Should this occur, the assets that the Agent holds under the loan agreement, if any, should continue to be available to the Lenders, including the Fund. A regulator or a court, however, might determine that any such assets are subject to the claims of the Agent's general or secured creditors. If that occurs, the Fund might incur costs and delays in realizing final payment on a loan, or the Fund might suffer a loss of principal or interest. The Fund may be subject to similar risks when it buys a participation interest in a loan. Most participations purchased by the Fund are structured to be "true sales" of the underlying loan, in which case the loan should not be included in the bankruptcy estate of the participation seller. However, a court might determine that the participation was not in fact a "true sale", in which case the Fund would be a general unsecured creditor of the participation seller.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and

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common-law fraud protections under applicable state law.
How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original Lender; the Fund may invest directly in a loan by purchasing a loan by an assignment from the Agent or other Lender; or the Fund may invest indirectly in a loan by purchasing a participation interest in a loan from an Agent or other Lender. The Fund may also gain exposure to loans indirectly using certain derivative instruments, which is discussed elsewhere in this SAI.

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Original Lender. The Fund can invest in loans, generally "at par" (a price for the loan equal approximately to 100% of the funded principal amount of the loan, minus any original issue discount) as an original lender. When the Fund is an original lender, it is entitled to receive a return at the full interest rate for the loan. When the Fund is an original lender, it will have a direct contractual relationship with the borrower and will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal or interest.

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Assignments. The Fund may also purchase a loan by assignment. When the Fund purchases a loan by assignment, it typically succeeds to whatever rights and obligations the assigning lender had under the loan agreement and becomes a "lender" under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally.

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Participation Interests. These investments represent an undivided, indirect interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate. The participation seller remains as lender of record, and continues to face the borrower, the agent, and the other parties to the loan agreement, while the Fund generally acquires beneficial ownership of the loan. Participation interests are subject to the ongoing counterparty risk of the participation seller (and, in certain circumstances, such seller's credit risk) as well as the credit risk of the borrower.

While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
The Sub-Adviser will normally seek to avoid receiving material, non-public information about the issuers of loans being considered for acquisition by the Fund or held in the Fund's portfolio. In many instances, borrowers may offer to furnish material, non-public information to existing and prospective investors in the issuer's loans. The Sub-Adviser's decision not to receive material, non-public information may place the Sub-Adviser at a disadvantage relative to other investors in loans (such as by having an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Sub-Adviser's ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Sub-Adviser's decision not to receive material, non-public information under normal circumstances could adversely affect the Fund's investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, the Sub-Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund's portfolio. Possession of such information may in some instances occur despite the Sub-Adviser's efforts to avoid such possession, but in other instances the Sub-Adviser may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). The Sub-Adviser's ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Sub-Adviser's ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Participation interests involve risks for the Fund. Participation interests are primarily dependent upon the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. In buying a participation interest, however, the Fund assumes both the credit risk of the borrower and the counterparty risk of the Lender selling the participation interest. As with an assignment or a loan originated by the Fund, there is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund's income may be reduced and the value of the investment in the participation interest might also decline. Further, the seller of the participation interest will have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives from the borrower. In addition, if the seller of the participation interest fails to perform its obligations, purchasers might incur costs and delays in realizing payment and suffer a loss of principal and/or interest, including in cases where the borrower may have performed its obligation to the Lender that issued the participation (e.g., if the participation seller fails to pass along to the Fund payments received from the borrower). Although most participation interests purchased by the Fund are structured to cause the Fund to become beneficial owner of the relevant loans, and therefore avoid this outcome, if a Lender that sells the Fund a participation interest becomes insolvent, the Fund may be treated as a general creditor of the Lender. As a general creditor, the Fund will have to share the proceeds of the loan with any other creditors of the Lender. The Fund will acquire a participation interest only if the investment adviser determines that the Lender (or other intermediary Participant) selling the participation interest is creditworthy.
The Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original Lenders or of investors who acquire an assignment of that loan. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the participation interest and only when the Lender receives the payments from the borrower. In purchasing participation interests, the Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower. The Fund generally will have no right directly to enforce compliance by the borrower with the terms of the related loan agreement, nor will the Fund necessarily have the right to object to certain changes to

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the loan agreement agreed to by the selling institution.
If the Fund buys a participation interest in a loan, the Fund may be subject to any rights of set-off the borrower has against the selling institution (although recourse to the selling institution may be available in the event of any such set-off). In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the Lender selling the participation (although recourse to the Lender may be available). As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is an original Lender or assignee, and therefore a participation may be relatively illiquid as compared to a direct investment in a loan because of a smaller universe of investors who are willing to assume these additional risks present in a participation.
Fees. The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in loans. Borrowers typically pay three kinds of fees to Lenders: facility fees (which may be structured as original issue discount) when a loan is originated; commitment fees on an ongoing basis based on the unused portion of a loan commitment; and prepayment penalties when a borrower prepays a loan.
The Fund receives these fees directly from the borrower if the Fund is an original Lender or, in the case of commitment fees and prepayment penalties, if the Fund acquires an assignment. Whether the Fund receives a facility fee in the case of an assignment or participation interest depends on negotiations between the Fund and the Lender selling the interests.
When the Fund buys an assignment or a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment or the participant. Occasionally, the selling lender pays a fee to the assignee or the participant. If the Fund assigns a loan or sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, in the case of an assignment, the Fund may be required to pay a transfer fee to the lending agent. If the Fund sells a participation interest, the Fund may be required to pay a transfer fee to the Lender that holds the nominal interest in the loan.

Interest Rate Benchmarks for Floating Rate Loans. Interest rates on floating rate loans adjust periodically based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, LIBOR, the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement).

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The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank's lowest available rate.

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LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on deposits in a particular currency. Because Senior Loans are U.S. dollar denominated, any applicable LIBOR rate for Senior Loans would be in respect of U.S. dollar deposits. The market views changes in short-term LIBOR rates as closely related to changes in the Federal Reserve federal funds rate, although the two are not officially related.

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The Federal Reserve federal funds rate is the rate that the Federal Reserve Bank charges member banks for borrowing money.

The interest rate on Prime Rate-based loans floats daily as the Prime Rate changes, while the interest rate on LIBOR based loans is reset periodically, typically between 30 days and one year. Quarterly interest periods are most common for floating rate loans in which the Fund invests. Certain floating or variable rate loans may permit the borrower to select an interest rate reset period of up to one year (although interest periods longer than six months will often require lender consent). Investing in loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Fund's net asset value as a result of changes in market interest rates: falling short-term floating interest rates tend to decrease the income payable to the Fund on its floating rate loan investments, and rising short-term floating interest rates tend to increase that income. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swaps or total return swap transactions. The Fund also will attempt to maintain a dollar-weighted average time period to the next interest rate adjustment of 90 days or less for its portfolio of floating rate loans. Nevertheless, changes in interest rates can affect the value of the Fund's floating rate loans, especially if rates change sharply in a short period, because the resets of the interest rates on the underlying portfolio of floating rate loans occur periodically and will not all happen simultaneously with changes in prevailing rates.
Floating rate loans are generally structured so that borrowers pay higher margins when they elect LIBOR-based borrower options. This permits lenders to obtain generally consistent yields on floating rate loans, regardless of whether borrowers select the LIBOR- based options or the Prime-based option. In market conditions where the differential between the lower LIBOR base rates and the higher Prime Rate base rates prevailing in the commercial bank markets has widened to the point that the higher margins paid by borrowers for LIBOR based pricing options do not compensate for the differential between the Prime Rate and the LIBOR base rates, borrowers may select the LIBOR-based pricing option, resulting in a yield on floating rate loans that is consistently lower than the yield available from the Prime Rate-based pricing option. In sustained periods of such market conditions, this tendency will significantly limit the ability of the Fund to achieve a net return to shareholders that consistently approximates the average published Prime Rate of leading U.S. banks. The Sub-Adviser cannot predict the occurrence of these conditions nor their duration in the event they do occur.
In addition, in market conditions where short term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a "floor" to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level until short term interest rates (and therefore the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short term interest rates

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are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short term interest rates rise.
The Fund may invest in loans having a fixed rate of interest, however it is unlikely to do so given fixed rate loans are uncommon in the loan market generally.
Prepayment Risk and Loans. Loans typically have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. The reinvestment by the Fund of the proceeds of prepaid loans could result in a reduction of income to the Fund in falling interest rate environments. Prepayment penalty fees that may be assessed in some cases may help offset the loss of income to the Fund in those cases.
Subordination. Senior loans generally hold the most senior position in a borrower's capital structure. Borrowers generally are required contractually to pay the holders of senior loans before they pay the holders of corporate bonds or subordinated debt and preferred or common stockholders. Lenders obtain priority liens that typically provide the first right to cash flows or proceeds from the sale of a borrower's collateral, if any, if the borrower becomes insolvent. That right is subject to the limitations of bankruptcy law, which may provide higher priority to certain other claims such as, for example, employee salaries, employee pensions and taxes. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. This means that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. Intercreditor arrangements that are often present where a loan has first and second lien positions typically include 'standstill' provisions whereby the enforcement rights of second lien creditors are restricted in favor of the first lien creditors' rights and give the first lien creditors the right to accept or reject any restructuring plans in the event of the default or insolvency of the borrower. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans, like other debt obligations, are subject to the risk of the borrower's non-payment of scheduled interest and/or principal. While certain of the Fund's investments in loans may be secured by collateral that the investment adviser believes to be equal to or in excess of the principal amount of the loan at the time of investment, there can be no assurance that the liquidation of such collateral, if any, would satisfy the borrower's obligations in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of a borrower's bankruptcy, the Fund could experience delays or limitations in its ability to realize the benefits of collateral securing a loan.
For the loans in which the Fund invests that are secured by collateral, that collateral may include the borrower's tangible assets, such as cash, accounts receivable, inventory, real estate, buildings and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees or other credit support as a form security. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy in full a borrower's obligations under a loan. If the collateral consists of stock of the borrower or its subsidiaries or affiliates, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss.
Generally, the Agent for a particular loan is responsible for monitoring collateral and for exercising remedies available to the Lenders such as foreclosure upon collateral in the event of the borrower's default. However, the Agent will usually only be liable for its gross negligence or willful misconduct, and not for ordinary negligence. In certain circumstances, the loan agreement may authorize the Agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. The Fund may also invest in loans that are not secured by collateral. Unsecured loans involve additional risk because the lenders are general unsecured creditors of the borrower and any secured creditors may have prior rights of recourse to the assets of the borrower, and the assets of the borrower may be insufficient to satisfy in full all obligations owed to its creditors.

Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:

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Other creditors might convince the court to set aside a loan or the collateralization of the loan as a "fraudulent conveyance" or "preferential transfer." In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.

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A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.

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The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.

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The court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law.

Borrower Covenants and Lender Rights. Loan agreements generally have contractual terms designed to protect Lenders. Loan agreements often include restrictive covenants that limit the activities of the borrower. A restrictive covenant is a promise by the borrower not to take certain actions that might impair the rights of Lenders. Those covenants typically require the scheduled payment of interest and principal and may include restrictions on dividend payments and other distributions to the borrower's shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on the borrower's total debt. In addition, a covenant may require the borrower to prepay the loan or debt obligation with any excess cash flow, proceeds of asset sales or casualty insurance, or other available cash. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after the expiration of any cure period) in a loan agreement that is not waived by the Agent and the Lenders normally is an event of default, permitting acceleration of the loan. This means that the Agent has the right to demand immediate repayment in full of the outstanding loan. If a loan is not paid when due, or if upon acceleration of a loan, the borrower fails to repay principal and accrued (but unpaid) interest in full, this failure may result in a reduction in value of the loan (and possibly the Fund's net asset value).
Lenders typically have certain voting and consent rights under a loan agreement. Action subject to a Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of a loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or releasing collateral for the loan, frequently requires the unanimous vote or consent of all Lenders affected.
If the Fund is not a direct lender under the loan because it has invested via a participation, derivative or other indirect means, the Fund may not be entitled to exercise some or all of the Lender rights described in this section.
Delayed Draw Loans. The Fund may have obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially "unfunded" at the time the Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund intends to establish a reserve against such contingent obligations by identifying on its books cash or other liquid assets. The Fund will not purchase a loan that would require the Fund to make additional loans if as a result of that purchase all of the Fund's additional loan commitments in the aggregate would cause the Fund to fail to meet any applicable asset segregation requirements.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund's settlement of a purchase or sale in circumstances where the dealer's corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund's ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (the "LSTA") has promulgated a "delay compensation" provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer's account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating "buy-in/sell-out" provisions that allow a party to enter into a "cover" trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day).
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the investment adviser determines the liquidity of portfolio investments. The holdings of illiquid and restricted

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securities are monitored on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.  Liquidity may dissipate at any time and there can be no assurance that the investment adviser's liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.

Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the investment adviser under its policies and procedures. Those policies and procedures take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be prone to operational and informational security risks resulting from breaches in cyber security ("cyber-attacks"). A cyber-attack refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund's operations through "hacking" or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund's websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund's systems.

Cyber security failures or breaches by the Fund's affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Fund and shareholder, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund's net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund's investment in such securities to lose value and may result in financial loss for Fund shareholders.

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Investment Restrictions

Diversification. The Fund is classified as a "diversified" fund under the Investment Company Act. Currently, under the Investment Company Act a "diversified" fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

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67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or

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more than 50% of the outstanding shares.

The Fund's investment objective is not a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

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The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund may not make any investment if, as a result, the Fund's investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund's investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

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The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund cannot issue "senior securities," except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

The Investment Company Act prohibits a fund from issuing "senior securities," which are generally defined as fund obligations that have a priority over the fund's shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.

Currently, under the Investment Company Act, and an OppenheimerFunds exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

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Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Prospectus and this SAI.

Current SEC staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

The Investment Company Act does not define what constitutes "concentration" in an industry.  However, the SEC has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

Non-Fundamental Restrictions. The Fund has additional operating policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's/Sub-Adviser's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

The Fund's portfolio holdings, as of the most recent prior close of the New York Stock Exchange (the "NYSE"), are posted on the Fund's website at www.oppenheimerfunds.com on each business day. Therefore, the Fund's portfolio holdings are made publicly available no later than one business day after the close of trading on the NYSE on each day on which the NYSE is open. The Fund's portfolio holdings are also made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual and annual report to shareholders, or in its Schedule of Investment on Form N-Q. Those documents are publicly available at the SEC. Additionally, the Fund posts its portfolio holdings with additional detail on a monthly basis on the Fund's website and files information on its holdings quarterly with the SEC on Form N-MFP, which is available on both the Fund's website and the SEC's website.

The Fund's complete portfolio holdings positions may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund's Board, or as an employee, officer or

12

director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information:

■

Employees of the Fund's Manager, Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);

■

The Fund's independent registered public accounting firm;

■

Members of the Fund's Board and the Board's legal counsel;

■

The Fund's custodian bank;

■

The Fund's financial printers;

■

A proxy voting service designated by the Fund and its Board (Institutional Shareholder Services Inc.);

■

Rating/ranking organizations (Lipper, Inc. and Morningstar, Inc.);

■

Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices; (Bank of America Merrill Lynch, Securities Quote Xchange LLC, Bloomberg Finance L.P., Interactive Data Pricing and Reference Data LLC, ITG Inc., Markit North America, Inc., Pluris Valuation Advisors LLC, Pricing Direct Inc., Prism Valuation Inc., Standard & Poor's Securities Evaluation, Inc., and Thomson Reuters (Markets) LLC); and

■

Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds (to prepare their financial statements and analysis).

Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager/Sub-Adviser or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

■

Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;

■

Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);

■

To potential sub-advisers of portfolios (pursuant to confidentiality agreements);

■

To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements); and

■

Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's/Sub-Adviser's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager/Sub-Adviser, Distributor, and Transfer Agent shall oversee the compliance by the Manager/Sub-Adviser, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Sub-Adviser and the Fund have entered into ongoing arrangements, in addition to those described above, to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

Bloomberg L.P.	FactSet Research Systems Inc.	Sungard Investment Systems, LLC
Brown Brothers Harriman & Co.	MSCI Inc.	The Yield Book Inc.

13

How the Fund is Managed

Organization and History. The Fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1988. The Fund was reorganized as a Delaware statutory trust in August 2012.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

■

create new series and classes of shares;

■

reclassify unissued shares into additional series and classes; and

■

divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

The Fund currently has four classes of shares: Class A, Class B, Class C and Class R. All classes invest in the same investment portfolio. Each class of shares:

■

has its own dividends and distributions;

■

pays certain expenses which may be different for the different classes;

■

will generally have a different net asset value;

■

will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and

■

votes as a class on matters that affect that class alone.

Each share of each class:

■

represents an interest in the Fund proportionately equal to the interest of each other share of the same class;

■

is freely transferable;

■

has one vote at shareholder meetings, with fractional shares voting proportionally;

■

may be voted in person or by proxy at shareholder meetings; and

■

does not have cumulative voting rights, preemptive rights or subscription rights.

Class B Share Availability.

Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

Class R Share (formerly Class N Share) Availability.

Class R shares may be purchased by retirement plans and accounts, such as traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans; plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code; and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons.

Effective July 1, 2014, Class N shares of Oppenheimer funds were renamed Class R shares.

Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund's Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund's Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund's Declaration of Trust.

As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.

14

Board of Trustees and Oversight Committees

The Fund is governed by a Board of Trustees, which is responsible for overseeing the Fund. The Board is led by Sam Freedman, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act. The Board meets periodically throughout the year to oversee the Fund's activities, including to review its performance, oversee potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager and Sub-Adviser, internal auditors, the Fund's Chief Compliance Officer, the Fund's outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board's oversight.

During the Fund's fiscal year ended July 31, 2015, the Audit Committee held 6 meetings, the Review Committee held 4 meetings and the Governance Committee held 3 meetings.

The members of the Audit Committee are F. William Marshall, Jr. (Chairman), Jon S. Fossel, Karen L. Stuckey and James D. Vaughn. The Audit Committee selects the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation on certain investments.

The members of the Review Committee are Richard F. Grabish (Chairman), Beverly L. Hamilton, Victoria J. Herget and Robert J. Malone. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reviews Fund performance and expenses as well as oversees several of the Fund's principal service providers and certain policies and procedures of the Fund. The Review Committee also reviews certain reports from and meets periodically with the Fund's Chief Compliance Officer.

The members of the Governance Committee are Beverly L. Hamilton (Chairman), Richard F. Grabish, Victoria J. Herget, Robert J. Malone, F. William Marshall, Jr., Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Fund governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board's diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Fund.

Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's outside professional experience is outlined in the table of Biographical Information, below.

15

Trustees and Officers of the Fund

Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as "Denver Board Funds"):

Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund /VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer Ultra-Short Duration Fund

Messrs. Edwards, Gabinet, Kennedy, Legg, O'Donnell, Proctor, Steinmetz, Wilde and Wixted, and Mss. Bloomberg, Burley, Kantesaria, LaFond, Miller, Picciotto and Sexton, who are officers of the Fund, hold the same offices with one or more of the other Denver Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares. Such purchases of Class A shares or Class Y shares are subject to the requirement to receive Fund documents electronically through eDocs Direct.

As of October 5, 2015 the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Sam Freedman	Board Chairman and Trustee	Since 2013; Since 1996
Jon S. Fossel	Trustee	Since 1990
Richard F. Grabish	Trustee	Since 2012
Beverly L. Hamilton	Trustee	Since 2002

16

Victoria J. Herget	Trustee	Since 2012
Robert J. Malone	Trustee	Since 2002
F. William Marshall, Jr.	Trustee	Since 2000
Karen L. Stuckey	Trustee	Since 2012
James D. Vaughn	Trustee	Since 2012
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupations(s) During the Past 5 Years; Other Trusteeship Held	Portfolios Overseen in Fund Complex
Sam Freedman (1940) Chairman of the Board of Trustees	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Sub-Adviser and with subsidiary or affiliated companies of the Sub-Adviser (until October 1994). Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	38
Jon S. Fossel (1942) Trustee

Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (since 2005); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Sub-Adviser; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Sub-Adviser), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		38
Richard F. Grabish (1948) Trustee

Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		38

17

Beverly L. Hamilton (1946) Trustee

Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38
Victoria J. Herget (1951) Trustee

Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38
Robert J. Malone (1944) Trustee

Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (since 2012) and Director (since August 2005) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991 and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

38

18

F. William Marshall, Jr. (1942) Trustee

Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996), MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Fund (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

42 *
Karen L. Stuckey (1953) Trustee

Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women's Investment Management Forum (professional organization) since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38
James D. Vaughn (1945) Trustee

Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38
*

Includes four open-end investment companies: MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." OFI Global Asset Management, Inc. does not consider MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

Mr. Steinmetz is an "Interested Trustee" because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman and director of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz's address is 225 Liberty Street, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958) Trustee, President and Principal Executive Officer

Chairman of the Sub-Adviser (since January 2015); CEO and Chairman of the Manager (since July 2014), President of the Manager (since May 2013), a Director of the Manager (since January 2013), Director of the Sub-Adviser (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (the Sub-Adviser's parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of the Manager (January 2013-May 2013); Chief Investment Officer of the Sub-Adviser (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of the Sub-Adviser (April 2009-October 2010); Executive Vice President of the Sub-Adviser (October 2009-December 2012); Director of Fixed Income of the Sub-Adviser (January 2009-April 2009); and a Senior Vice President of the Sub-Adviser (March 1993-September 2009).

92

19

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Gabinet, Steinmetz and Mss. Bloomberg, Kantesaria, Picciotto and Sexton, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, O'Donnell, Proctor, Wilde and Wixted and Mss. Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Christopher Proctor	Vice President	Since 2010
Adam Wilde	Vice President	Since 2013
Arthur P. Steinmetz	President and Principal Executive Officer	Since 2014
Jennifer Sexton	Vice President and Chief Business Officer	Since 2014
Mary Ann Picciotto	Chief Compliance Officer and Chief Anti-Money Laundering Officer	Since 2014
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2000
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2011
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Mathew O'Donnell	Assistant Treasurer	Since 2012
Lisa I. Bloomberg	Assistant Secretary	Since 2004
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. LaFond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in Fund Complex
Christopher Proctor (1968) Vice President	Head of Cash Strategies Team (since July 2013); Senior Vice President of the Sub-Adviser (since July 2013); Senior Portfolio Manager of the Sub-Adviser (since January 2010) Vice President of the Sub-Adviser(August 2008-July 2013); Vice President at Calamos Asset Management (January 2007-March 2008); Vice President at Scudder-Kemper Investments (1999-2002).	6
Adam Wilde (1978) Vice President	Vice President of the Sub-Adviser (since May 2011) and a Portfolio Manager of the Sub-Adviser (since July 2013); head of credit research for the cash strategies team of the Sub-Adviser (from 2011 to 2013), Assistant Vice President and senior research analyst of the Sub-Adviser (from 2008 to 2011); intermediate research analyst of the Sub-Adviser (from 2007 to 2008).	5

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer

Senior Vice President and Chief Compliance Officer of the Manager (since March 2014); Chief Compliance Officer of the Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).

		92
Jennifer Sexton (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of the Sub-Adviser (January 1998-March 2006); Assistant Vice President of the Sub-Adviser (October 1991-December 1998).	92

20

Brian W. Wixted (1959) Treasurer and Principal Financial and Accounting Officer

Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Global Institutional, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Global Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		92
Julie Burley (1981) Assistant Treasurer	Vice President of the Manager (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	92
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012).	92
Jan Miller (1963) Assistant Treasurer	Vice President of the Manager (since January 2014); Assistant Vice President of the Manager (January 2013-January 2014); Assistant Vice President of the Sub-Adviser (2005-December 2012); Assistant Vice President in the Sub-Adviser's Fund Accounting department (November 2004 to March 2006).	92
Mathew O'Donnell (1967) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	92
Arthur S. Gabinet (1958) Secretary and Chief Legal Officer

Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Global Institutional, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		92
Lisa I. Bloomberg (1968) Assistant Secretary	Senior Vice President and Senior Managing Counsel of OFI Global Asset Management, Inc. (since March 2015); Senior Vice President and Deputy General Counsel of the Manager (January 2015-March 2015); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of the Sub-Adviser; Vice President (May 2004-January 2010) and Associate Counsel of the Sub-Adviser (May 2004-May 2008).	92
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	92
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	92
Amee Kantesaria (1980) Assistant Secretary	Vice President and Associate Counsel of the Manager (since January 2014); Vice President and Assistant Counsel of the Manager (January 2013-January 2014); Vice President (May 2009-December 2012) and Assistant Counsel (December 2006-December 2012) of the Sub-Adviser; Assistant Vice President (December 2006-May 2009) of the Sub-Adviser; Assistant Secretary (since January 2011) of the Sub-Adviser and Oppenheimer Acquisition Corp.	92

21

Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	92

Trustees' Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2014
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Jon S. Fossel	None	Over $100,000
Sam Freedman	None	Over $100,000
Richard F. Grabish	None	Over $100,000
Beverly L. Hamilton	None	Over $100,000
Victoria J. Herget	None	Over $100,000
Robert J. Malone	None	Over $100,000
F. William Marshall	None	Over $100,000
Karen L. Stuckey	None	Over $100,000
James D. Vaughn	$10,001-$50,000	Over $100,000
Interested Trustee
Arthur P. Steinmetz	None	Over $100,000

Remuneration of the Officers and Trustees.  The officers and the Interested Trustee of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2014.

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex[2]
	Fiscal Year Ended July 31, 2015	Year Ended December 31, 2014
Sam Freedman Chairperson of the Board	$13,377	$336,000
Jon S. Fossel Audit Committee Member	$8,992	$224,000
Richard Grabish Review Committee Chairman and Governance Committee Member	$9,860	$241,500
Beverly Hamilton Governance Committee Chairman and Review Committee Member	$10,308[3]	$257,600
Victoria J. Herget Governance Committee Member and Review Committee Member	$8,992	$224,000
Robert J. Malone Governance Committee Member and Review Committee Member	$8,992	$224,000
F. William Marshall, Jr. Audit Committee Chairman and Governance Committee Member	$10,746	$449,256[4]
Karen L. Stuckey Audit Committee Member and Governance Committee Member	$8,992	$224,000
James D. Vaughn Audit Committee Member and Governance Committee Member	$8,992	$224,000

1.

"Aggregate Compensation from the Fund" includes fees and deferred compensation, if any.

2.

In accordance with SEC regulations, for purposes of this section only, "Fund Complex" includes the Oppenheimer Funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Adviser to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund,

22

MassMutual Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the Oppenheimer Funds' "Fund Complex" as that term may be otherwise interpreted.

3.

Includes $10,308 deferred by Ms. Hamilton under the "Compensation Deferral Plan" described below.

4.

Includes $180,456 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

23

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of October 5, 2015, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

Name	Address	% Owned	Share Class
PERSHING LLC	1 PERSHING PLAZA	9.45%	B
	JERSEY CITY NJ 07399-0001
EDWARD D JONES & CO	12555 MANCHESTER RD	5.72%	B
FOR THE BENEFIT OF CUSTOMERS	ST LOUIS MO 63131-3710

The Manager and the Sub-Adviser

The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund's investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.

The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

Fiscal Year ended 07/31	Management Fees Paid to the Manager
2013	$4,668,267
2014	$4,658,475
2015	$4,069,894

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

24

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund's portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund's portfolio. Other members of the Sub-Adviser's investment teams provide the portfolio manager(s) with counsel and support in managing the Fund's portfolio.

Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Fund. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Manager's internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.

■

If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to the Manager on how to vote (i.e., on a case-by-case basis), the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.

■

With respect to such proposal where a portfolio manager has requested that the Manager vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent's general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee's knowledge, whether the Manager has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that the Manager retain an independent fiduciary to advise the Manager on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct the Manager to abstain from voting.
The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

■

The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee's investment in the company, and whether the company or nominee is targeted in connection with public "vote no" campaigns.

■

The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.

■

The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.

25

■

The Fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.

■

 The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

■

The Fund generally supports proposals to allow shareholders the ability to call special meetings.

■

 The Fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company's specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.

■

The Fund generally votes against proposals to create a new class of stock with superior voting rights.

■

 The Fund generally votes against proposals to classify a board.

■

The Fund generally supports proposals to eliminate cumulative voting.

■

The Fund generally votes against proposals to establish a new board committee.

■

The Fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.

■

The Fund votes on qualified employee stock purchase plans on a case-by-case basis. The Fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.

■

The Fund generally supports transfer stock option ("TSO") programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The Fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.

■

 The Fund generally supports proposals to require majority voting for the election of directors.

■

The Fund generally supports proposals seeking additional disclosure of executive and director pay information.

■

The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.

■

The Fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.

■

The Fund generally supports having shareholder votes on poison pills.

■

The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.

■

 The Fund votes case-by-case on bonus banking/bonus banking "plus" proposals.

■

The Fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

■

The Fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

■

 In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

■

The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

Pending Litigation.  In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. ("OFI"), - the parent company of the Manager - the Distributor and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the "California Fund"), in connection with the California Fund's investment performance. The plaintiffs asserted claims against OFI, the Distributor and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants' motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs' motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In July 2015, the district court held an evidentiary hearing on plaintiffs' motion for class certification.

OFI and the Distributor believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss.

26

Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

Portfolio Managers. The Fund is managed by Christopher Proctor and Adam Wilde (referred to as the "Portfolio Managers"), who are responsible for the day-to-day management of the Fund's investments.

■

Other Accounts Managed. In addition to managing the Fund's portfolio, Mr. Proctor and Mr. Wilde also manage other investment portfolios and accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of July 31, 2015. For each category, the number of accounts and total assets in accounts with fees based on performance is indicated by footnote:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3,4]
Christopher Proctor	5	$10.33	0	$0	1	$304.49
Adam Wilde	4	$10.03	0	$0	1	$304.49

1.

In billions.

2.

In thousands.

3.

In millions.

4.

Does not include personal accounts of the portfolio manager and his family, which are subject to the Code of Ethics.

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser's compliance procedures and Code of Ethics recognize the Sub-Adviser's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser, not the Fund. Under the Sub-Adviser's compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The Sub-Adviser's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. Portfolio manager compensation generally consists of three elements: a base salary, an annual bonus (comprised of both a quantitative performance component and a discretionary component) and eligibility to participate in long-term awards. Long-term award grants may consist of appreciation rights in regard to the common stock of the Sub-Adviser's holding company parent and restricted shares of such common stock.

A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflict of interest arising from a portfolio manager's responsibilities managing different funds or accounts. The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The performance component of the annual bonus is based on a fund's performance for periods up to five years, measured against an appropriate benchmark selected by senior management of the Sub-Adviser. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all periods results in an extremely low, and in some cases no, performance based bonus. The annual discretionary bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

The benchmark for Mssrs. Proctor and Wilde with respect to the Fund is the iMoneyNet First Tier Retail. The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above.

Ownership of Fund Shares. As of July 31, 2015, the Portfolio Managers did not beneficially own any shares of the Fund.

27

Brokerage Policies of the Fund

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Sub-Adviser subject to the overall authority of the Board. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Sub-Adviser determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

The Fund seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to brokers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Adviser and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Sub-Adviser by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Adviser in the investment decision-making process may be paid in commission dollars.

The research services provided by brokers broaden the scope and supplement the research activities of the Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Sub-Adviser obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund. There were no commissions paid during the last three fiscal years of the Fund.

Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended July 31, 2015:

Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended July 31, 2015
N/A	N/A

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

Concessions Advanced by Distributor
Fiscal Year Ended 07/31:	Concessions on Class B Shares Advanced by Distributor*	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class R Shares Advanced by Distributor*
2013	$0	$19,383	$19,585
2014	$0	$19,179	$23,666
2015	$0	$16,125	$23

* The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class R shares from its own resources at the time of sale.

Contingent Deferred Sales Charges
Fiscal Year Ended 07/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
2013	$3,048	$0	$17,154	$6,378

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2014	$25,278	$0	$20,492	$8,250
2015	$12,499	$0	$7,114	$1,397

Distribution and Service (12b-1) Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class R shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

Under the plans, the Sub-Adviser and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Sub-Adviser derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.20% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.20% of the Class A average net assets held in the accounts of the recipient or its customers. Effective July 1, 2009, the Distributor voluntarily agreed to set the fee rate it is entitled to receive under the Class A service plan at 0.00%. This undertaking may be amended or withdrawn after one year from the date of the Fund's Prospectus.

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.

For the fiscal year ended July 31, 2015 payments under the Class A service plan totaled $911,257, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $0 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Class B, Class C and Class R Distribution and Service Plans. Under the Class B, Class C and Class R Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B, Class C and Class R shares. The distribution fee allows investors to buy Class B, Class C and Class R shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

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Distribution fees on Class B shares are generally retained by the Distributor. If a dealer has an agreement with the Distributor, the Distributor may pay the Class B distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients. Distribution fees on Class R shares are paid to recipients periodically.

Service fees for the first year after Class B and Class C shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has an agreement with the Distributor, the Distributor may pay the Class B or Class C or service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B or Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment. Class R service fees are paid to recipients periodically.

Class C or Class R shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class C and Class R shares, but does not retain any service fees as to the assets represented by that account.

Payments under the Plans are made in recognition that the Distributor:

■

pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,

■

pays the service fees in advance or periodically, as described below,

■

may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,

■

employs personnel to support distribution of Class B, Class C and Class R shares,

■

bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,

■

may not be able to adequately compensate dealers that sell Class B, Class C and Class R shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,

■

receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,

■

may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,

■

may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and

■

may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. If paid at the full permitted rates, the distribution and service fees would increase the annual Class B and Class C expenses by 0.75% and increase the annual Class R expenses by 0.50% of net assets. Effective July 1, 2009, the Distributor has voluntarily agreed to set the fee rate it is entitled to receive under the Plans for Class B, Class C and Class R at 0.00%. This undertaking may be amended or withdrawn after one year from the date of the Fund's Prospectus.

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 07/31/15
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$135,352	$134,772	$0	$0	0.00%
Class C Plan	$1,796,852	$1,786,680	$0	$4,862,274	2.09%
Class R Plan	$7,787,243	$387,151	$0	$17,000,254	11.80%

All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

Payments to Financial Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 distribution and service plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also described in this SAI. In addition, the Sub-Adviser the Transfer Agent, Sub-Transfer Agent and the Distributor may make payments to financial intermediaries in connection with the

30

intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing, sub-accounting, operational and recordkeeping, networking or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or other arrangements with the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor. The payments to financial intermediaries vary by the types of products sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, all or portions of the following:

Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:

■

ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above).

Payments made by the Transfer Agent or Sub-Transfer Agent of the Oppenheimer funds to intermediaries, including fees for providing omnibus accounting, operational and recordkeeping, networking, sub-transfer agency or other administrative services.

In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own resources, which may include profits the Sub-Adviser derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

■

compensation for marketing or promotional support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and other promotional or marketing services; and

■

other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

Although an intermediary that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager nor the Sub-Adviser considers a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

■

charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems;

■

marketing, promotional support and program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee-based programs, fund "supermarkets," bank or trust company products or insurance companies' variable annuity or variable life insurance products;

■

placement on the dealer's list of offered funds;

■

providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or

■

firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.

For the year ended December 31, 2014, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:

1ST Global Capital Corp
AIG Advisor Group, Inc.
Allianz Life Insurance Company
Allstate Life Insurance Company
American General Annuity Insurance Company
American Portfolios Financial Services Inc.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
AXA Advisors, LLC

31

Bank of America Merrill Lynch
Cadaret Grant & Co.
Cambridge Investment Research
CCO Investment Services Corporation
Cetera Financial
Citigroup Global Markets Inc.
C.M. Life Insurance Company
Commonwealth Financial Network
CUNA Brokerage Services, Inc.
CUSO Financial Services, LP
Edward Jones and Company
GE Life and Annuity Company
Genworth Financial, Inc.
Goldman Sachs & Co
Great West Life Insurance Company
Guardian Insurance & Annuity Company, Inc.
GWFS Equities, Inc.
H. Beck, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
ING
Investacorp, Inc.
Investors Capital Corp.
Janney Montgomery Scott LLC
JP Morgan Chase Bank
Legend Equities Co.
Lincoln Benefit Life
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
MetLife Investors Insurance Company
MetLife Securities, Inc.
MML Bay State Life Insurance Company
Morgan Stanley Smith Barney LLC
National Planning Holdings, Inc.
Nationwide Financial Services, Inc.
NFP Securities Inc.
Northwestern Mutual Investment Services, LLC
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
PlanMember Securities Corp.
PNC Investments LLC
Protective Life and Annuity Insurance Company
Prudential Investment Management Services, Inc.
Pruco Life of Arizona
Raymond James & Associates Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets
Riversource Life Insurance Co.
Robert W. Baird & Co.
Securities America, Inc.

32

Security Financial Resources, Inc
Signator Investments, Inc.
State Farm VP Management Corp.
Stifel Nicolaus & Co., Inc.
Sun Life Assurance Company of Canada (U.S.)
Sun Life Insurance and Annuity Companyof New York
Sun Life Insurance and Annuity Company (Bermuda) Ltd.
Sun Trust Bank
Sun Trust Investment Services, Inc.
Thrivent Investment Management
Transamerica Life Insurance Co
UBS Financial Services, Inc.
Wells Fargo Advisors/First Clearing LLC

For the year ended December 31, 2014, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) received payments from the Transfer Agent or Sub-Transfer Agent (of at least $2,500) for operational and recordkeeping, networking, sub-accounting or administrative services provided:

1ST Global Capital Corp
ACS HR Solutions LLC
ADP Broker-Dealer, Inc.
Alerus Retirement Solutions
Allianz Life Insurance Company
Allstate Life Insurance Company
American Funds
American General Annuity Insurance Company
American United Life Insurance Co.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
Annuity Investors Life Insurance Company
Ascensus
AXA Equitable Life Insurance Company
Benefit Consultants Group
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
Benetech, Inc.
Charles Schwab & Co., Inc.
City National Investments Trust
CPI Qualified Plan Consultants
CUNA Mutual Insurance Society
DA Davidson & Co.
DailyAccess Corporation
Davenport & Co., LLC
David Lerner Associates, Inc.
Digital Retirement Solutions
Dyatech, LLC
E*TRADE Clearing LLC
Edward Jones and Company
ExpertPlan Retirement Plan Services
Federal Kemper Life Assurance Company
Fidelity Brokerage Services LLC
GE Financial Assurance
GE Life and Annuity Company
Genworth Financial, Inc.

33

Goldman Sachs & Co.
Great West Life Insurance Company
Guardian Insurance & Annuity Company, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life & Annuity Company
Hartford Life Insurance Company
Hewitt Associates LLC
ING
Intuition Systems, Inc.
Jackson National Life Insurance Company
Jefferson National Life Insurance
John Hancock Life Insurance Company (U.S.A)
JP Morgan Securities, Inc.
Kemper Investors Life Insurance Company
Lincoln Benefit National Life
Lincoln Financial Securities Corporation
Lincoln Investment Planning Inc.
LPL Financial Corporation
Marshall & Ilsley Trust Company, Inc.
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Mid Atlantic Capital Co.
Milliman, Inc.
Minnesota Life Insurance Company
Morgan Stanley Smith Barney, LLC
National City Bank
New York Life Insurance and Annuity Company
Newport Retirement Services
Northwest Plan Services Inc.
Oppenheimer & Co. Inc.
Pacific Life Insurance Co.
Penson Financial Services
Pershing LLC
Phoenix Life Insurance Company
Plan Administrators Inc.
PlanMember Securities
Principal Life Insurance
Protective Life and Annuity Insurance Company
Prudential
Pruco Life of Arizona
PSMI Group
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Reliance Trust Co.
Robert W. Baird & Co., Inc.
Scott & Stringfellow, Inc.
Security Financial Resources, Inc.
Standard Insurance Co.
Stifel Nicolaus & Company Incorporated
Sun Life Insurance Company

34

T. Rowe Price
TD Ameritrade Clearing, Inc.
The Retirement Plan Company, LLC
Tiaa-Cref Individual & Institutional
Transamerica Life Insurance Co.
Transamerica Retirement Services
Trust Company of America
UBS Financial Services, Inc.
Unified Fund Services, Inc.
Union Central Life Insurance Company
USAA Investment Management Co.
VALIC Financial Advisors, Inc.
Vanguard Group
Wells Fargo Advisors LLC
Wilmington Trust Company

35

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

The Fund's Board of Trustees/Directors has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

The Fund's Board of Trustees/Directors has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of Trustees/Directors, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

The Board of Trustees/Directors will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees/Directors to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees/Directors will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allocated equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

36

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid Cap Fund
Money Market Funds:
Oppenheimer Cash Reserves
Oppenheimer Institutional Money Market Fund
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund:
Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Equity Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Ultra-Short Duration Fund

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold

37

shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Cash Reserves, Oppenheimer Institutional Money Market Fund, Oppenheimer Money Market Fund and Oppenheimer Ultra-Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.

Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI.

Certain special sales charge arrangements described in Appendix A apply to retirement plans whose records are maintained on a daily valuation basis by Bank of America Merrill Lynch ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. The amount of assets the plan had in applicable investments on the date the plan sponsor signed the Merrill Lynch record keeping service agreement determines which share classes are available for purchase. If the plan had less than $1 million in such assets, then it may purchase only Class C shares. If the plan had $1 million or more but less than $5 million in such assets it may purchase only Class R shares. If the plan had $5 million or more in such assets it may purchase only Class A shares.

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The Transfer Agent has entered into agreements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

How to Sell Shares

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.

The Fund reserves the right to further amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law. In choosing to take advantage of the Checkwriting privilege, each shareholder that signed the account application or completed a Checkwriting card:

1.

for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

2.

for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

3.

authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

4.

specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;

5.

understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

6.

acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

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Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

1.

state the reason for the distribution;

2.

if the distribution is premature, state the owner's awareness of tax penalties; and

3.

conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

A shareholder whose Class B, Class C or Class R account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to

40

the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Account Balance. The minimum account balance is $500.

Involuntary Redemptions. The Fund has the right to redeem shares held in any account with a value of less than $500. If the Fund exercises this right, a minimum of 30 days notice will be provided. Alternatively, the Transfer Agent may set requirements for shareholders so that the shares would not be involuntarily redeemed.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify the minimum balance policies in its discretion.

Reinvestment Privilege. Within three months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:

■

An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or

■

The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

How to Exchange Shares

Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges.  If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the Oppenheimer fund you are

41

exchanging into will apply to the acquired shares, except in the case of Class R shares of an Oppenheimer fund purchased prior to July 1, 2014 that are subject to a contingent deferred sales charge, in which case the contingent deferred sales charge applicable to the shares of the Oppenheimer fund you exchange from will continue to apply. This includes the redemption of shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund that were acquired by exchange.

When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The Oppenheimer Exchange Privilege" section in the Prospectus.

The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B, Class C and Class R shares are expected to be lower than distributions on Class A shares because of the effect of the asset-based sales charge on Class B, Class C and Class R shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

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Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State, local and non-U.S. tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends and capital gains.

Even though the Fund expects to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income or proceeds received from a foreign source may be subject to foreign withholding or other taxes, although the rate of any such withholding or other tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding or other taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and interest charges on distributions or gains if the Fund invests in "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RICs, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least the sum of 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain over its net long-term capital loss, and 90% of its net tax-exempt income for the taxable year.

Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on qualified dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

As discussed above, the Fund needs to satisfy certain requirements relating to the source of its income, diversification of assets, and distribution of income, in order to qualify for favorable U.S. federal tax treatment as a RIC. If the Fund enters into derivative financial instruments or similar transactions, it will consider the requirements for qualification as a RIC, the expected tax treatment

43

of such transactions, as well as the applicable regulatory rules and authorities. However, there may be no direct authority specifically addressing the application of the rules applicable to RICs to certain potential derivative financial instrument activities, including for instance securities lending activities, that may be entered into by the Fund. As a result, in certain cases, the tax treatment of an activity entered into by the Fund may be uncertain and there can be no assurance that the tax authorities in question or a court of law, will agree with the Fund's characterization of a transaction in applying the qualification requirements for tax treatment as a RIC, or with respect to the recognition of income, deductions, gain, or loss, or any liability for taxes arising from such transaction.

Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to include in taxable income otherwise unrealized appreciation in its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. In addition, part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

Certain positions in the Fund's portfolio may have to be marked to market (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules. In addition, the Fund's investments in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a RIC and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities earlier than it might otherwise have done.

Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and interest that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and interest would reduce the investment return of the Fund.

If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test discussed above and the excise tax discussed below.

Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or OFI may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amount in excess of such basis will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the

44

fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares.

Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

     Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources generally will be treated as ordinary income to the shareholder:

■

income from certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;

■

income from loans of portfolio securities;

■

income or gains from certain options or futures;

■

any net short-term capital gain;

■

any market discount accrual on tax-exempt bonds; and

■

certain foreign currency gains.

     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

45

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

     3.8% Medicare Tax. An additional 3.8% tax applies to certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

     Foreign Source Income. Investment income and proceeds that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source or other foreign taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

Taxation of U.S. Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income ("UBTI") by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder or if the Fund recognizes "excess inclusion income" and the amount of such income exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund). The Fund could recognize excess

46

inclusion income with respect to its indirect investments in REITs that hold residual interests in real estate mortgage conduits or which are, or have certain wholly-owned subsidiaries that are, taxable mortgage pools. Tax-exempt shareholders, including in particular charitable remainder trusts, are urged to consult their tax advisers with respect to the particular consequences of an investment in the Fund.

Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. A "foreign shareholder" includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable IRS Form W-8), the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

For taxable years of the Fund beginning before 2015, properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through a financial intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

Under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity's compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

47

The Transfer Agent. OFI Global Asset Management, Inc. is the Fund's Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund's Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.

Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC").

Independent Registered Public Accounting Firm.  KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

48

Appendix A

Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class R shares may be waived. Not all Oppenheimer funds offer all of the share classes described and not all waivers apply to all Oppenheimer funds.

The interpretation of these provisions as to the applicability of an agreement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, OFI Global Asset Management, Inc., and/or OppenheimerFunds, Inc. (referred to in this Appendix as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges and Concession Payments in Certain Cases

Class A shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases are subject to the Class A CDSC if redeemed within 18 months (12 months in the case of shares of Oppenheimer Rochester Short Term Municipal Fund), as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to:

■

Purchases of Class A shares aggregating $1 million or more ($500,000 or more for certain Funds).

■

Purchases in an OppenheimerFunds-sponsored Rollover IRA held directly with the Transfer Agent, if the purchases are made:

1.

through a broker, dealer, bank or registered investment adviser that has an agreement with the Distributor for those purchases, or

2.

by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has an agreement with the Distributor for those purchases.

■

Purchases of Class A shares by retirement plans that have any of the following record-keeping arrangements:

1.

The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the retirement plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").

2.

The record keeping for the retirement plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

3.

The record keeping for a retirement plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges

A. Waivers of the Class A Initial and Contingent Deferred Sales Charges for Certain Purchasers and Transactions.

Class A shares purchased in certain circumstances described below are not subject to Class A sales charges (and no concessions are paid by the Distributor on such purchases):

■

Purchases by the Manager or its affiliates.

■

Subject to the requirement to receive Fund documents electronically through eDocs Direct, purchases by present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

■

Purchases by employees and registered representatives (and their spouses) of financial intermediaries that have entered into a sales agreement with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

■

Purchases by separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

49

■

Purchases by dealers, broker, banks, registered investment advisers and other financial intermediaries that have entered into an agreement with the Distributor to offer the Fund on an advisory fee or wrap fee-based platform.

■

Purchases by unit investment trusts that have entered into an agreement with the Distributor.

■

Purchases by financial intermediaries that have entered into an agreement with the Distributor to sell shares to retirement plans and accounts and deferred compensation plans for which the financial intermediary provides administration services.

■

Purchases by group omnibus retirement plans under section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code.

■

Purchases by taxable accounts held directly with the Transfer Agent that are established with the proceeds of Required Minimum Distributions from retirement plans and accounts.

■

Rollover purchases in an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent made with the proceeds of a retirement plan distribution that was previously invested in an Oppenheimer fund.

■

Purchases by former shareholders of Atlas Strategic Income Fund for any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.2

■

Purchases by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan for any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund may exchange.2

■

Purchases within retirement plans that were converted to Class A shares from Class B shares on July 1, 2011.2

■

Purchases made by clients of financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class A shares to self-directed brokerage accounts that may or may not charge transaction fees to customers.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

■

Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

■

Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds.

■

Shares purchased by the reinvestment of loan repayments by a participant in a retirement plan.3

■

Shares purchased in amounts of less than $5 for accounts held directly with the Transfer Agent.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

■

Involuntary redemptions of small accounts (please refer to "Minimum Account Balance," in the applicable fund Prospectus).

■

For distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:

1.

Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

2.

To return excess contributions.

3.

To return contributions made due to a mistake of fact.

4.

To make hardship withdrawals, as defined in the plan.4

5.

To make distributions required under a Qualified Domestic Relations Order, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

6.

To meet the minimum distribution requirements of the Internal Revenue Code.

7.

To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

8.

For loans to participants or beneficiaries.

9.

On account of the participant's separation from service.5

10.

Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made an agreement with the Distributor.

11.

Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent.6

12.

Distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches aged 59½, as long as the aggregate value of the distributions does not exceed 12% of the account's value annually.

■

Redemptions of shares under an Automatic Withdrawal Plan for an account (other than a retirement plan) if the aggregate value of the redeemed shares does not exceed 12% of the account's value annually.

■

Distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into an agreement with the Distributor.

■

At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record for accounts held directly with the Transfer Agent within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class R Sales Charges

50

The Class B, Class C and Class R CDSCs will be waived for redemptions of shares in the following cases. Class C or Class R shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

■

Involuntary redemptions of small accounts (please refer to "Minimum Account Balance," in the applicable fund Prospectus).

■

Redemptions from accounts other than retirement plans following the death or disability of the last surviving shareholder or sole beneficiary of a Trust. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Internal Revenue Code.

■

At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record for accounts held directly with the Transfer Agent within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

■

Redemptions of Class B shares held by retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

■

Redemptions of Class B shares purchased after June 30, 2008 by OppenheimerFunds Single K plans held directly with the Transfer Agent.

■

Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a retirement plan sponsor and submitted more than 12 months after the retirement plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class R shares of one or more Oppenheimer funds.

■

Distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:

1.

Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

2.

To return excess contributions.

3.

To return contributions made due to a mistake of fact.

4.

To make hardship withdrawals, as defined in the plan.4

5.

To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

6.

To meet the minimum distribution requirements of the Internal Revenue Code.

7.

To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

8.

For loans to participants or beneficiaries.3

9.

On account of the participant's separation from service.5

10.

Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a retirement plan if the plan has an agreement with the Distributor.

11.

Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent. 6

12.

For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value annually.

13.

For distributions from 401(k) plans sponsored by broker-dealers that have entered into an agreement with the Distributor allowing this waiver.

■

Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a retirement plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

■

Redemptions of shares sold to the Manager or its affiliates.

■

Redemptions of shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

■

Redemptions of shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

■

Redemptions of shares issued in plans of reorganization to which the Fund is a party.

Footnotes to Appendix A:

1.

However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

2.

The availability of this Class A shares sales charge waiver may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

3.

This provision does not apply to loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.

4.

This provision does not apply to IRAs.

5.

This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.

6.

The distribution must be requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.

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Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

GLOBAL RATING SCALES

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1 Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.2

Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

While the global short-term 'prime' rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality's rating. Other short-term municipal obligations,

52

which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Ratings Services ("Standard & Poor's"), a part of McGraw-Hill Financial

ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

■

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

■

Nature of and provisions of the obligation, and the promise we impute.

■

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as

53

noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

54

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

MUNICIPAL SHORT-TERM NOTE RATINGS

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

■

Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

■

Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

ISSUER CREDIT RATINGS

A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings. Issuer credit ratings can be either long-term or short-term.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated 'CC' is currently highly vulnerable. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless Standard & Poor's believes that such payments will be made within five business

55

days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated 'NR' is not rated.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment that would result in a 'SD' or 'D' issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor's rating is lowered to 'D' or 'SD' if it is conducting a distressed exchange offer.

NR: An issuer designated 'NR' is not rated.

Fitch Ratings, Inc.

Fitch Ratings' credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

A designation of "Not Rated" or "NR" is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch's Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets

56

Authority also maintains a central repository of rating default rates.

Fitch Ratings' credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

INTERNATIONAL ISSUER AND CREDIT RATING SCALES

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.

The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility [T&C] risk).

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. This risk is usually communicated for different countries by the Country Ceiling, which "caps" the foreign currency ratings of most, though not all, issuers within a given country.

Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

INTERNATIONAL LONG-TERM ISSUER RATINGS

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

57

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS

LONG-TERM OBLIGATIONS

® The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its

58

financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a "distressed exchange".

COMMERCIAL PAPER AND SHORT-TERM DEBT

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

59

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a "distressed exchange".

Kroll Bond Rating Agency ("KBRA")

LONG-TERM CREDIT RATINGS

Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC: Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC: Determined to be near default or in default with average recovery expectations.

C: Determined to be near default or in default with low recovery expectations.

D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT RATINGS

Kroll Bond Rating Agency's short-term ratings indicate an ability to meet obligations that typically have maturities of thirteen months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA's short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor's liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

K1: Very strong ability to meet short-term obligations.

K2: Strong ability to meet short-term obligations.

K3: Adequate ability to meet short-term obligations.

B: Questionable ability to meet short-term obligations.

60

C: Little ability to meet short-term obligations.

D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

Footnotes to Appendix B:

1.

For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors' expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

2.

For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors' expectations for timely payment, the ratings reflect the likelihood of impairment.

61

Financial Statements

The Fund's audited Financial Statements, included in the Fund's Annual Report dated July 31, 2015, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

62

Oppenheimer Cash Reserves

Website

www.oppenheimerfunds.com

Investment Adviser and Sub-Adviser

OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
225 Liberty Street
New York, New York 10281-1008

Distributor

OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, New York 10281-1008

Transfer Agent and Sub-Transfer Agent

OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank

Citibank, N.A.
111 Wall Street
New York, New York 10005

Legal Counsel

Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

PX0760.001.1015

OPPENHEIMER CASH RESERVES

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a)	Agreement and Declaration of Trust dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 35, (8/21/12), and incorporated herein by reference.
(b)	By-Laws dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 35, (8/21/12), and incorporated herein by reference.
(c)	(i)	Article V of the Agreement and Declaration of Trust: Previously filed with Registrant’s Post-Effective Amendment No. 35, (8/21/12), and incorporated herein by reference.
	(ii)	Article II of the By-Laws: Previously filed with Registrant’s Post-Effective Amendment No. 35, (8/21/12), and incorporated herein by reference.

(d)	(i)	Amended and Restated Investment Advisory Agreement dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 40, (10/24/13), and incorporated herein by reference.
	(ii)	Investment SubAdvisory Agreement dated 1/1/13: Previously filed with Registrant’s Post-Effective Amendment No. 40, (10/24/13), and incorporated herein by reference.

(e)	(i)	General Distributor's Agreement dated 10/13/92: Previously filed with Registrant's Post-Effective Amendment No. 10, (04/25/95), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iii)	Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iv)	Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(v)	Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.
	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)

Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(g)	(i)	Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.
	(ii)	Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.
	(iii)	Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)	Not Applicable.

(i)	Opinion and Consent of Counsel dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 35 (8/21/12): and incorporated herein by reference.

(j)		Independent Registered Public Accounting Firm’s Consent: Filed herewith.

(k)		Not applicable.

(l)		Not applicable.

(m)	(i)	Amended and Restated Service Plan and Agreement for Class A shares dated 6/30/2011: Filed herewith.
	(ii)	Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 33, (10/26/11), and incorporated herein by reference.
	(iii)	Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 33, (10/26/11), and incorporated herein by reference.
	(iv)	Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 33, (10/26/11), and incorporated herein by reference.

(n)

Oppenheimer Funds Multiple Class Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global High Yield Fund (Reg. No. 333-176889), (9/25/14), and incorporated herein by reference.

(o)	Power of Attorney dated 7/7/15 for all Trustees and Officers: Previously filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Main Street Small Cap Fund (Reg. No. 811-22806), (8/25/15), and incorporated herein by reference.

(p)	Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., effective as of 6/1/15, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Real Estate Fund (Reg. No. 333-74582), (6/26/15), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. – Indemnification

Reference is made to the provisions of Article VII of the Registrant's Agreement and Restated Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Advisers

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Ultra-Short Duration Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund)
Oppenheimer Variable Account Funds (12 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA

(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Rina M. Aligaen(2)	Assistant Vice President	None
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
Matthew J. Auer(2)	Vice President	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Devin Benton(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None
William H. Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Reginald J. Breaux(1)	Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Assistant Vice President	None
Joanne Butler(2)	Assistant Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari(1)	Vice President	None
Tara Carbonneau(1)	Assistant Vice President	None
Sean T. Carey(2)	Vice President	None
Christina A. Carroll(2)	Chief Compliance Officer	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None
Stephane C. Chevrier(2)	Vice President	None
Donelle L. Chisolm(2)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Vice President	None
H. D. Clements(2)	Senior Vice President	None
Craig U. Colby(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Gerald J. Concepcion(2)	Vice President	None
Serina Copanas(2)	Assistant Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Michael Daley(2)	Vice President	None
Amanda J. Dampier(2)	Assistant Vice President	None
Edward Dane(2)	Senior Vice President	None
Damaris de los Santos(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Assistant Vice President	None
Jeffrey S. Dickin(2)	Vice President	None
Steven D. Dombrower(2)	Vice President	None
Robert U. Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Cameron F. Dunford(1)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Peter S. Ellman(2)	Assistant Vice President	None
Kent M. Elwell(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Assistant Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Assistant Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Michael A. Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Assistant Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
David Ford(2)	Vice President	None
John Fortuna(2)	Vice President	None
Mark D. Foster(1)	Vice President	None
Jayme D. Fowler(2)	Vice President	None
Valeri L. Fox(2)	Assistant Vice President	None
George P. Fraser(1)	Vice President	None
Francisco J. Fraustro(2)	Vice President	None
Victoria K. Frey(1)	Assistant Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Kathryn T. Gallo(2)	Vice President	None
Hazem S. Gamal(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Sarah E. Garrity(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Nancy J. Girondo(2)	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Emily R. Glotzer(2)	Assistant Vice President	None
Justin A. Goldstein(2)	Assistant Vice President	None
Jack E. Goldin(2)	Vice President	None
Wesley M. Golie(1)	Vice President	None
Michael H. Gottesman(2)	Senior Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Steven M. Grise(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Vincent E. Grogan(2)	Vice President	None
Eric M. Grossjung(2)	Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
Ellen M. Gutierrez(2)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Richard N. Henn(2)	Vice President	None
Kenneth L. Henry(2)	Vice President	None
Nicholas M. Henry(2)	Assistant Vice President	None
Jennifer S. Hoelscher(1)	Assistant Vice President	None
Nicole M. Pretzel Holahan(2)	Vice President	None
Eric D. Holquist(2)	Vice President	None
Brian T. Hourihan(2)	Assistant Secretary	None
Lucienne M. Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Brian F. Husch(2)	Vice President	None
Keith P. Hylind(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Omar Z. Idilby(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Assistant Vice President	None
Ira F. Jersey(2)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Jacquelyn A. Johnson(2)	Assistant Vice President	None
Sarah J. Joyce(2)	Assistant Vice President	None
Assaf Kedem (2)	Assistant Vice President	None
Scott R. Kelley(1)	Vice President	None
Brian P. Kiley(2)	Vice President	None
Elena Kirova(2)	Assistant Vice President	None
Richard A. Klein(2)	Senior Vice President	None
Joseph B. Kolman(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None
Lamar V. Kunes(2)	Senior Vice President	None
Stanford L. Kutler(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Assistant Vice President	None
Lisa Lamentino(2)	Vice President	None
John A. Laudadio(2)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Eric Lee(2)	Assistant Vice President	None
Wendy D. Lee(2)	Vice President	None
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Vice President	None
Jesse E. Levitt(2)	Vice President	None
Julie A. Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Gordon C. Loetz(2)	Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
John Luiz(2)	Vice President	None
John W. Mackey(2)	Vice President	None
Peter K. Maddox(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Michael J. Malik(2)	Vice President	None
Joseph C. Marich(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Anthony P. Mazzariello(2)	Vice President	None
Robert D. McClure(2)	Vice President	None
Peter J. McCarthy(1)	Assistant Vice President	None
Derren J. McDaniel(1)	Vice President	None
John C. McDonough(2)	Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Brian P. McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
William J. McNamara(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Assistant Vice President	None
Toller C. Miller(1)	Vice President	None
Peter L. Mintzberg(2)	Senior Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Ella Monakova(2)	Assistant Vice President	None
Rian Morrissey(1)	Vice President	None
James F. Mugno(2)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
Timothy J. O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor(2)	Assistant Vice President	None
Tony D. Oh(1)	Treasurer	None
Leonard J. Oremland(2)	Senior Vice President	None
Steven W. Paddon(2)	Senior Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Andrea N. Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley B. Patten(1)	Vice President	None
Lori L. Penna (2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Daniel J. Petter(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Andrew W. Phillips(1)	Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Chad W. Potter(3)	Assistant Vice President	None
Stacy L. Pottinger(2)	Assistant Vice President	None
Rachel R. Powers(1)	Vice President	None
Michael E. Quinn(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Assistant Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Michael A. Rock(2)	Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Philip Rolleri(2)	Assistant Vice President	None
Sara B. Rosenblatt(2)	Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Catherine D. Sanders(2)	Vice President	None
Brian J. Sateja(2)	Assistant Vice President	None
John C. Saunders(2)	Senior Vice President	None
Kurt R. Savallo(2)	Assistant Vice President	None
Alex C. Schardt(2)	Vice President	None
Joshua I. Scher(2)	Assistant Vice President	None
Pamela Z. Schiess(2)	Assistant Vice President	None
Thomas J. Schmitt(2)	Vice President	None
William A. Schories(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Ryan Sekimoto(3)	Vice President	None
Jennifer L. Sexton(2)	Senior Vice President	Vice President and Chief Business Officer
Jeffrey D. Sharon(2)	Vice President	None
James B. Shields(1)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Kirti N. Srikant(2)	Vice President	None
Michael N. Staples(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Bryan D. Stein(2)	Vice President	None
Joseph D. Stellato(2)	Assistant Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Wayne C. Strauss(2)	Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Laura B. Taylor (1)	Senior Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Saul B. Tessler(2)	Vice President	None
Christopher R. Thabet(2)	Vice President	None
Jay S. Therrien(2)	Assistant Vice President	None
Anil K. Thomas(2)	Vice President	None
David G. Thomas(2)	Vice President	None
John B. Thorpe(1)	Vice President	None
Stephen D. Tisdalle(2)	Senior Vice President	None
Luz V. Touma(2)	Vice President	None
Catherine L. Tulley(1)	Assistant Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth M. Waddell(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Teresa M. Ward(2)	Vice President	None
Keith R. Watts(1)	Vice President	None
Taylor Watts(1)	Vice President	None
Jerry A. Webman(2)	Senior Vice President	None
Janeanne D. Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Tim A. Wilkinson(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Meredith L. Wolff(2)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Cary P. Wozniak(2)	Vice President	None
Alexander B. Young(2)	Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)225 Liberty Street, New York, NY 10281-1008

(3)2100 McKinney Avenue, Suite 1401, Dallas, TX 75201

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. - Management Services

Not applicable

Item 35. - Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of October 2015.

Oppenheimer Cash Reserves

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	October 26, 2015
Sam Freedman	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	October 26, 2015
Arthur P. Steinmetz	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	October 26, 2015
Brian W. Wixted	Financial & Accounting Officer

Jon S. Fossel*	Trustee	October 26, 2015
Jon S. Fossel

Richard F. Grabish*	Trustee	October 26, 2015
Richard F. Grabish

Beverly L. Hamilton*	Trustee	October 26, 2015
Beverly L. Hamilton

Victoria J. Herget*	Trustee	October 26, 2015
Victoria J. Herget

Robert J. Malone*	Trustee	October 26, 2015
Robert J. Malone

F. William Marshall, Jr.*	Trustee	October 26, 2015
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	October 26, 2015
Karen L. Stuckey

James D. Vaughn*	Trustee	October 26, 2015
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER CASH RESERVES

Post-Effective Amendment No. 44

Registration Statement No. 33-23223

EXHIBIT INDEX

Exhibit No. Description

 28 (j)           Independent Registered Public Accounting Firm’s Consent

  28 (m) (i)     Amended and Restated Service Plan and Agreement for Class A shares